Registration Numbers:    2-66976
                                                                       811-3009
                    SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [  X  ]

     Pre-Effective Amendment No.                                    [     ]
                                    --------------
     Post-Effective Amendment No.         60                        [  X  ]
                                      --------------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  X  ]

                  Amendment No.          60                          [  X  ]
                                    ------------



                           LIBERTY FUNDS TRUST II
                          ----------------------
               (Exact Name of Registrant as Specified in Charter)

               One Financial Center, Boston, Massachusetts 02111
               -------------------------------------------------
                 (Address of Principal Executive Offices)

                             (617) 426-3750
                --------------------------------------------
               (Registrant's Telephone Number, Including Area Code)




Name and Address of Agent for Service:         Copy to:
--------------------------------------         --------

Jean Loewenberg, Esquire                      John M. Loder, Esquire
Colonial Management Associates, Inc.          Ropes & Gray
One Financial Center                          One International Place
Boston, Massachusetts  02111                  Boston, Massachusetts 02110-2624

                                              Cameron S. Avery, Esquire
                                              Bell, Boyd & Lloyd LLC
                                              70 West Madison Street, Suite 3300
                                              Chicago, IL  60602-4207

It is proposed that this filing will become effective (check appropriate box):

[       ]         immediately upon filing pursuant to paragraph (b)
[   X   ]         on November 1, 2002 pursuant to paragraph (b)
[       ]         60 days after filing pursuant to paragraph (a)(1)
[       ]         on [date] pursuant to paragraph (a)(1) of Rule 485
[       ]         75 days after filing pursuant to paragraph (a)(2)
[       ]         on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[       ]         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  LIBERTY MONEY MARKET FUND                         Prospectus, November 1, 2002



CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                             2
------------------------------------------------------
Investment Goal...................................   2
Principal Investment Strategies...................   2
Principal Investment Risks........................   3
Performance History...............................   4
Your Expenses.....................................   5

YOUR ACCOUNT                                         6
------------------------------------------------------
How to Buy Shares.................................   6
Sales Charges.....................................   7
How to Exchange Shares............................   9
How to Sell Shares................................   9
Fund Policy on Trading of Fund Shares.............  10
Distribution and Service Fees.....................  10
Other Information About Your Account..............  11

MANAGING THE FUND                                   13
------------------------------------------------------
Investment Advisor................................  13

FINANCIAL HIGHLIGHTS                                14
------------------------------------------------------



INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND'S $1.00 NET ASSET VALUE PER SHARE WILL BE MAINTAINED.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                Not FDIC Insured
                                                                  May Lose Value
                                                               No Bank Guarantee

 THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests in high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, U.S. dollar-denominated obligations.



Under normal market conditions the Fund invests at least 25% of its total assets in securities of issuers in the financial services industries, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions.


The Fund seeks to preserve the value of your investment at $1.00 per share.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



   MONEY MARKET SECURITIES



    The Fund invests in the following types of money market securities:



    - Securities issued or guaranteed by the U.S. government or by its agencies.



    - Securities issued or guaranteed by the government of any foreign country that have a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.



    - Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches.



    - Commercial paper of domestic or foreign issuers, including variable-rate demand notes.



    - Short-term debt securities having a long-term rating at time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.



    - Repurchase agreements.


    - Other high-quality short-term obligations.

----
2

 The Fund


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities mature and the proceeds are reinvested in securities with different interest rates.



MANAGEMENT RISK means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared among comparable funds.



INTEREST RATE RISK is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed securities, the Fund is subject to ISSUER RISK. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation, may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.


FINANCIAL SERVICES INDUSTRIES are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress. Because of its policy of investing at least 25% of its assets in securities of issuers in the financial service industries, the Fund may be affected more adversely than similar funds by changes affecting these industries.


FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


                                                                            ----

 The Fund


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, if any, for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


   UNDERSTANDING PERFORMANCE

    CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.


    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges, if any. Class B shares do not reflect Class A share returns after conversion.


 CALENDAR YEAR TOTAL RETURNS (CLASS A)
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  2.96%
1993  2.31%
1994  3.55%
1995  5.38%
1996  4.81%
1997  4.92%
1998  5.07%
1999  4.68%
2000  5.87%
2001  3.39%


The Fund's year-to-date total return through        For period shown in bar chart:
September 30, 2002 was +0.67%.                      Best quarter: 3rd quarter 2000, +1.51%
                                                    Worst quarter: 4th quarter 2001, +0.41%


 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001


                                          INCEPTION
                                            DATE        1 YEAR      5 YEARS       10 YEARS

 Class A (%)                               1/30/81           3.39     4.78                 4.29
-----------------------------------------------------------------------------------------------
 Class B (%)                                6/8/92          -2.64     3.38                 3.29
-----------------------------------------------------------------------------------------------
 Class C (%)                                7/1/94           1.98     4.31                 3.79


For current 7-day yield information please call 1-800-345-6611.


(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on January 30, 1981, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on July 1, 1994.


----
4

 The Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

    - Assumes Class B shares convert to Class A shares after eight years

 SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    CLASS A             CLASS B             CLASS C

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)                    0.00                0.00                 0.00
---------------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase
 price or redemption price)                                 1.00(3)              5.00                1.00
---------------------------------------------------------------------------------------------------------
 Redemption fee (%)
 (as a percentage of amount redeemed, if
 applicable)                                                     (4)                   (4)                   (4)


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(4)  There is a $7.50 charge for wiring sale proceeds to your bank.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A     CLASS B         CLASS C

 Management fee(5)(6) (%)                          0.49        0.49                  0.49
-----------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)         0.00        1.00(7)               1.00(7)
-----------------------------------------------------------------------------------------
 Other expenses (%)                                0.52        0.52                  0.52
-----------------------------------------------------------------------------------------
 Total annual fund operating expenses (%)          1.01        2.01(7)               2.01(7)



(5) Prior to July 29, 2002, the management fee was paid by the SR&F Cash Reserves Portfolio, in which the Fund invested all of its assets as part of a master fund/feeder fund structure.
(6)  The Fund pays a management fee of 0.24% and an administration fee of 0.25%.
(7) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares and the Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares so that it does not exceed 0.15% annually. If these waivers were reflected in the table, the 12b-1 fee for Class B and C shares would be 0.83% and 0.40%, respectively, and total annual fund operating expenses for Class B and C shares would be 1.84% and 1.41%, respectively. These arrangements may be modified or terminated by the advisor or distributor at any time.



 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)(8)


CLASS                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS

 Class A                                                 $103    $322    $  558    $1,236
------------------------------------------------------------------------------------------
 Class B:     did not sell your shares                   $204    $630    $1,083    $2,079
              sold all your shares at the end of the
              period                                     $704    $930    $1,283    $2,079
------------------------------------------------------------------------------------------
 Class C:     did not sell your shares                   $204    $630    $1,083    $2,338
              sold all your shares at the end of the
              period                                     $304    $630    $1,083    $2,338
------------------------------------------------------------------------------------------



(8) Prior to July 29, 2002, the management fee was paid by the SR&F Cash Reserves Portfolio, in which the Fund invested all of its assets as part of a master fund/feeder fund structure.

                                                                            ----

 YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


   INVESTMENT MINIMUMS

       Initial Investment...............................  $1,000
       Subsequent Investments...........................     $50
       Automatic Investment Plan*.......................     $50
       Retirement Plan*.................................     $25

      *    The initial investment minimum of $1,000 is waived on these plans.

    The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        Your financial advisor can help you establish your
 financial advisor                   account and buy Fund shares on your behalf. Your
                                     financial advisor may charge you fees for
                                     executing the purchase for you.
---------------------------------------------------------------------------------------
 By check                            For new accounts send a completed application and
 (new account)                       check made payable to the Fund to the transfer
                                     agent, Liberty Funds Services, Inc., P.O. Box
                                     8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
 By check                            For existing accounts, fill out and return the
 (existing account)                  additional investment stub included in your
                                     account statement, or send a letter of instruction
                                     including your Fund name and account number with a
                                     check made payable to the Fund to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may acquire shares
                                     of the Fund for your account by exchanging shares
                                     you own in one fund for shares of the same class
                                     of the Fund at no additional cost. There may be an
                                     additional charge if exchanging from a money
                                     market fund. To exchange by telephone, call
                                     1-800-422-3737.
---------------------------------------------------------------------------------------
 By wire                             You may purchase shares of the Fund by wiring
                                     money from your bank account to your fund account.
                                     To wire funds to your Fund account, call
                                     1-800-422-3737 to obtain a control number and the
                                     wiring instructions.
---------------------------------------------------------------------------------------
 By electronic                       You may purchase shares of the Fund by
 funds transfer                      electronically transferring money from your bank
                                     account to your Fund account by calling
                                     1-800-422-3737. An electronic funds transfer may
                                     take up to two business days to settle and be
                                     considered in "good form". You must set up this
                                     feature prior to your telephone request. Be sure
                                     to complete the appropriate section of the
                                     application.
---------------------------------------------------------------------------------------
 Automatic                           You may make monthly or quarterly investments
 investment plan                     automatically from your bank account to your Fund
                                     account. You may select a pre-authorized amount to
                                     be sent via electronic funds transfer. Be sure to
                                     complete the appropriate section of the
                                     application for this feature.
---------------------------------------------------------------------------------------
 Automated dollar                    You may purchase shares for your account by
 cost averaging                      exchanging $100 or more each month from another
                                     fund for shares of the same class of the Fund at
                                     no additional cost. You must have a current
                                     balance of at least $5,000 in the fund the money
                                     is coming from. The designated amount will be
                                     exchanged on the third Tuesday of each month.
                                     Exchanges will continue so long as your fund
                                     balance is sufficient to complete the transfers.
                                     You may terminate your program or change the
                                     amount of the exchange (subject to the $100
                                     minimum) by calling 1-800-422-3737. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By dividend                         You may automatically invest dividends distributed
 diversification                     by another fund into the same class of shares of
                                     the Fund at no additional sales charge. To invest
                                     your dividends in the Fund, call 1-800-345-6611.


----
6

 Your Account


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to a contingent deferred sales charge (CDSC) when you sell shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

   CHOOSING A SHARE CLASS


    The Fund offers three classes of shares in this prospectus --
    CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.



    The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


CLASS A SHARES Your purchases of Class A shares are at Class A's net asset value, which is the value of a Fund share excluding any sales charge, and are not subject to an initial sales charge when you purchase shares of the Fund.

Class A shares in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.


CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


   UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


    Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.


PURCHASES OF LESS THAN $250,000:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                5.00
--------------------------------------------------------------
 Through second year                               4.00
--------------------------------------------------------------
 Through third year                                3.00
--------------------------------------------------------------
 Through fourth year                               3.00
--------------------------------------------------------------
 Through fifth year                                2.00
--------------------------------------------------------------
 Through sixth year                                1.00
--------------------------------------------------------------
 Longer than six years                             0.00

Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


                                                                            ----

 Your Account



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, RIGHTS OF ACCUMULATION apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                3.00
--------------------------------------------------------------
 Through second year                               2.00
--------------------------------------------------------------
 Through third year                                1.00
--------------------------------------------------------------
 Longer than three years                           0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                3.00
--------------------------------------------------------------
 Through second year                               2.00
--------------------------------------------------------------
 Through third year                                1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

----
8

 Your Account


 CLASS C SALES CHARGES


HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                1.00
--------------------------------------------------------------
 Longer than one year                              0.00


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                            ----

 Your Account


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        You may call your financial advisor to place your
 financial advisor                   sell order. To receive the current trading day's
                                     price, your financial advisor must receive your
                                     request prior to the close of regular trading on
                                     the NYSE, usually 4:00 p.m. Eastern time. Your
                                     financial advisor may charge you fees for
                                     executing a redemption for you.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may sell shares of
                                     the Fund by exchanging from the Fund into the same
                                     share class of another fund at no additional cost.
                                     To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
 By telephone                        You or your financial advisor may sell shares of
                                     the Fund by telephone and request that a check be
                                     sent to your address of record by calling
                                     1-800-422-3737, unless you have notified the Fund
                                     of an address change within the previous 30 days.
                                     The dollar limit for telephone sales is $100,000
                                     in a 30-day period. You do not need to set up this
                                     feature in advance of your call. Certain
                                     restrictions apply to retirement accounts. For
                                     details, call 1-800-345-6611.
---------------------------------------------------------------------------------------

 By mail                             You may send a signed letter of instruction to the
                                     address below. In your letter of instruction, note
                                     the Fund's name, share class, account number, and
                                     the dollar value or number of shares you wish to
                                     sell. All account owners must sign the letter, and
                                     signatures must be guaranteed by either a bank, a
                                     member firm of a national stock exchange or
                                     another eligible guarantor institution. Additional
                                     documentation is required for sales by
                                     corporations, agents, fiduciaries, surviving joint
                                     owners and individual retirement account owners.
                                     For details, call 1-800-345-6611.
                                     Mail your letter of instruction to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By check writing                    You may sell shares by check writing. The check
                                     must be at least $250 and no more than $100,000.
                                     You will continue to earn dividends on shares
                                     until the check is presented to the bank for
                                     payment. When the check is presented to the bank a
                                     sufficient number of full and fractional shares
                                     will be sold at the next determined net asset
                                     value to cover the amount of the check. Check
                                     writing is only available for Class A shares. Be
                                     sure to complete the appropriate section of the
                                     account application for this feature.
---------------------------------------------------------------------------------------
 By wire                             You may sell shares of the Fund and request that
                                     the proceeds be wired to your bank. You must set
                                     up this feature prior to your telephone request.
                                     Be sure to complete the appropriate section of the
                                     account application for this feature.
---------------------------------------------------------------------------------------
 By systematic                       You may automatically sell a specified dollar
 withdrawal plan                     amount or percentage of your account on a monthly,
                                     quarterly or semi-annual basis and have the
                                     proceeds sent to you if your account balance is at
                                     least $5,000. All dividend and capital gains
                                     distributions must be reinvested. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By electronic                       You may sell shares of the Fund and request that
 funds transfer                      the proceeds be electronically transferred to your
                                     bank. Proceeds may take up to two business days to
                                     be received by your bank. You must set up this
                                     feature prior to your request. Be sure to complete
                                     the appropriate section of the account application
                                     for this feature.
---------------------------------------------------------------------------------------


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by the distributor), reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class B distribution fee. The distributor also has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales

----
10

 Your Account



charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the service fee and distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

 TYPES OF DISTRIBUTIONS


 Dividend        Represents interest and dividends earned from
                 securities held by the Fund, net of expenses
                 incurred by the Fund.
-------------------------------------------------------------------
 Capital gains   Represents net long-term capital gains on sales of
                 securities held for more than 12 months and net
                 short-term capital gains, which are gains on sales
                 of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

 Your Account


   UNDERSTANDING FUND DISTRIBUTIONS


    The Fund may earn income from the securities it holds. The Fund also may realize capital gains and losses on sales of securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


 DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares
 of your current fund
---------------------------------------------------------
 Reinvest all distributions in shares of another
 fund
---------------------------------------------------------
 Receive dividends in cash (see options below) and
 reinvest capital gains
---------------------------------------------------------
 Receive all distributions in cash (with one of
 the following options):

    -   send the check to your address of record
    -   send the check to a third party address
    -   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.


----
12

 MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is repsonsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has advised and managed mutual funds since 1949. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.



For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.49% of the average daily net assets of the Fund.


                                                                            ----

 FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the three years ended June 30, 2002, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods through June 30, 1999, have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.



 THE FUND



                                                                                                      YEAR ENDED
                                                 YEAR ENDED JUNE 30,                                  AUGUST 31,
                            2002        2001        2000           1999          1998(A)(B)              1997
                           Class A     Class A     Class A        Class A         Class A              Class A

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)    1.000       1.000       1.000          1.000            1.000                1.000
----------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
  Net investment income     0.015(c)    0.052(c)    0.052(c)       0.046(c)         0.041(c)             0.048
----------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 DECLARED TO
 SHAREHOLDERS ($):
  From net investment
  income                   (0.015)     (0.052)     (0.052)        (0.046)          (0.041)              (0.048)
----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)          1.000       1.000       1.000          1.000            1.000                1.000
----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN (%)(d)         1.56        5.34(e)     5.26(e)        4.70(e)          4.17(e)(f)           4.90
----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET
 ASSETS (%):
  Expenses                   1.01(c)     0.70(c)     0.65(c)(g)     0.68(c)(g)       0.69(c)(g)(h)        0.72(g)
  Net investment income      1.54(c)     5.31(c)     5.13(c)(g)     4.61(c)(g)       4.93(c)(g)(h)        4.73(g)
  Waiver/reimbursement       --          0.19        0.19           0.19             0.19(h)             --
  Net assets, end of
  period
  (in 000's) ($)           210,616     189,822     178,678        157,790         128,658              144,076



(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham became the investment advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the administrator and/or distributor not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.



----
14

 Financial Highlights


 THE FUND


                                                                                                      YEAR ENDED
                                                 YEAR ENDED JUNE 30,                                  AUGUST 31,
                            2002        2001        2000           1999          1998(A)(B)              1997
                           Class B     Class B     Class B        Class B         Class B              Class B

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)    1.000       1.000       1.000          1.000            1.000                1.000
----------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
  Net investment income     0.007(c)    0.042(c)    0.041(c)       0.036(c)         0.032(c)             0.038
----------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 DECLARED TO
 SHAREHOLDERS ($):
  From net investment
  income                   (0.007)     (0.042)     (0.041)        (0.036)          (0.032)              (0.038)
----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)          1.000       1.000       1.000          1.000            1.000                1.000
----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN (%)(d)         0.73(e)     4.31(e)     3.99(e)        3.68(e)          3.28(e)(f)           3.82
----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET
 ASSETS (%):
  Expenses                   1.84(c)     1.70(c)     1.65(c)(g)     1.68(c)(g)       1.69(c)(g)(h)        1.72(g)
  Net investment income      0.71(c)     4.31(c)     4.13(c)(g)     3.61(c)(g)       3.93(c)(g)(h)        3.73(g)
  Waiver/reimbursement       0.17        0.19        0.19           0.19             0.19(h)             --
  Net assets, end of
  period
  (in 000's) ($)           96,827      80,879      69,214         93,821           61,811               70,242



(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham became the investment advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the administrator and/or distributor not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.



                                                                            ----

 Financial Highlights


 THE FUND


                                                                                                      YEAR ENDED
                                                 YEAR ENDED JUNE 30,                                  AUGUST 31,
                            2002        2001        2000           1999          1998(A)(B)            1997(C)
                           Class C     Class C     Class C        Class C         Class C              Class C

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)    1.000       1.000       1.000          1.000            1.000                1.000
----------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
  Net investment income     0.011(d)    0.048(d)    0.048(d)       0.042(d)         0.037(d)             0.039
----------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 DECLARED TO
 SHAREHOLDERS ($):
  From net investment
  income                   (0.011)     (0.048)     (0.048)        (0.042)          (0.037)              (0.039)
----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)          1.000       1.000       1.000          1.000            1.000                1.000
----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN (%)(e)         1.16(f)     4.93(f)     4.71(f)        4.30(f)          3.81(f)(g)           3.97
----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET
 ASSETS (%):
  Expenses                   1.41(d)     1.10(d)     1.05(d)(h)     1.08(d)(h)       1.09(d)(h)(i)        1.64(h)
  Net investment income      1.14(d)     4.91(d)     4.73(d)(h)     4.21(d)(h)       4.53(d)(h)(i)        3.81(h)
  Waiver/reimbursement       0.60        0.79        0.79           0.79             0.79(i)             --
  Net assets, end of
  period
  (in 000's) ($)           20,772      10,010       3,950          2,194            3,304                2,904



(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham became the investment advisor of the Fund.
(c)  Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the administrator and/or distributor not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)  Annualized.



----
16

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                                                                              17

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18

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which the Portfolio invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust II: 811-3009

-  Liberty Money Market Fund

--------------------------------------------------------------------------------

[LIBERTY FUNDS LOGO]

                                                                757-01/378L-1002

  LIBERTY MONEY MARKET FUND                         Prospectus, November 1, 2002



CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                             2
------------------------------------------------------
Investment Goal...................................   2
Principal Investment Strategies...................   2
Principal Investment Risks........................   3
Performance History...............................   4
Your Expenses.....................................   5

YOUR ACCOUNT                                         6
------------------------------------------------------
How to Buy Shares.................................   6
Eligible Investors................................   7
Sales Charges.....................................   8
How to Exchange Shares............................   8
How to Sell Shares................................   8
Fund Policy on Trading of Fund Shares.............  10
Other Information About Your Account..............  10

MANAGING THE FUND                                   12
------------------------------------------------------
Investment Advisor................................  12

FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------


INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND'S $1.00 NET ASSET VALUE PER SHARE WILL BE MAINTAINED.

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                Not FDIC Insured
                                                                  May Lose Value
                                                               No Bank Guarantee

 THE FUND


INVESTMENT GOAL

--------------------------------------------------------------------------------
The Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, U.S. dollar-denominated obligations.

Under normal market conditions, the Fund invests at least 25% of its total assets in securities of issuers in the financial services industries, including banks and financial companies such as mortgage companies, investments banks, brokerage companies, special purpose entities, and personal and business credit institutions.

The Fund seeks to preserve the value of your investment at $1.00 per share.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


   MONEY MARKET SECURITIES



    The Fund invests in the following types of money market securities:



    - Securities issued by the U.S. government or by its agencies.



    - Securities issued or guaranteed by the government of any foreign country that have a long-term rating at the time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.



    - Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches.



    - Commercial paper of domestic or foreign issuers, including variable-rate demand notes.



    - Short-term debt securities having a long-term rating at the time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency.



    - Repurchase agreements


    - Other high-quality short-term obligations.

----
2

 The Fund


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities mature and the proceeds are reinvested in securities with different interest rates.


MANAGEMENT RISK means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared among comparable funds.


INTEREST RATE RISK is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed securities, the Fund is subject to ISSUER RISK. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation, may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.


FINANCIAL SERVICES INDUSTRIES are subject to extensive government regulation which can limit both the amounts and types of loan and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress. Because of its policy of investing at least 25% of its assets in securities of issuers in the financial services industries, the Fund may be affected more adversely than similar funds by changes affecting these industries.


FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


                                                                            ----

 The Fund


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class Z shares have not been offered for a full calendar year, the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. Class A shares are offered to investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years, and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


   UNDERSTANDING PERFORMANCE

    CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.


    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.(1)


 CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  2.96%
1993  2.31%
1994  3.55%
1995  5.38%
1996  4.81%
1997  4.92%
1998  5.07%
1999  4.68%
2000  5.87%
2001  3.39%


The Fund's year-to-date total return through        For period shown in bar chart:
September 30, 2002 was +0.67%.                      Best quarter: 3rd quarter 2000, +1.51%
                                                    Worst quarter: 4th quarter 2001, +0.41%


 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)


                                          INCEPTION
                                            DATE     1 YEAR  5 YEARS  10 YEARS

 Class A (%)                               1/30/81    3.39     4.78      4.29
------------------------------------------------------------------------------



(1) Because the Class Z shares have not been completed for a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class Z shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses, and Class Z shares do not have sales charges.

For current 7-day yield information please call 1-800-338-2550.


----
4

 The Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, and other administrative costs including pricing and custody services.

    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

 SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    CLASS Z

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)                     0.00
-----------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase
 price or redemption price)                                  0.00
-----------------------------------------------------------------
 Redemption fee (%)
 (as a percentage of amount redeemed, if
 applicable)                                                     (3)


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3)  There is a $7.50 charge for wiring sale proceeds to your bank.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS Z

 Management fee(4)(5) (%)                          0.49
---------------------------------------------------------
 Distribution and service (12b-1) fees (%)         0.00
---------------------------------------------------------
 Other expenses (%)                                0.52
---------------------------------------------------------
 Total annual fund operating expenses (%)          1.01



(4) Prior to July 29, 2002, the management fee was paid by the SR&F Cash Reserves Portfolio, in which the Fund invested all of its assets as part of a master fund/feeder fund structure.
(5)  The Fund pays a management fee of 0.24% and an administrative fee of 0.25%.



 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS

 Class Z                                                 $103    $322     $558     $1,236
------------------------------------------------------------------------------------------


                                                                            ----

 YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        Your financial advisor can help you establish your
 financial advisor                   account and buy Fund shares on your behalf. To
                                     receive the current trading day's price, your
                                     financial advisor firm must receive your request
                                     prior to the close of regular trading on the New
                                     York Stock Exchange (NYSE), usually 4:00 p.m.
                                     Eastern time. Your financial advisor may charge
                                     you fees for executing the purchase for you.
---------------------------------------------------------------------------------------
 By check                            For new accounts send a completed application and
 (new account)                       check made payable to the Fund to the transfer
                                     agent, Liberty Funds Services, Inc., P.O. Box
                                     8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
 By check                            For existing accounts fill out and return the
 (existing account)                  additional investment stub included in your
                                     account statement, or send a letter of instruction
                                     including your Fund name and account number with a
                                     check made payable to the Fund to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may acquire shares
                                     of the Fund for your account by exchanging shares
                                     you own in one fund for shares of the same class
                                     or Class A of the Fund at no additional cost.
                                     There may be an additional charge if exchanging
                                     from a money market fund. To exchange by
                                     telephone, call 1-800-338-2550.
---------------------------------------------------------------------------------------
 By wire                             You may purchase shares of the Fund by wiring
                                     money from your bank account to your Fund account.
                                     To wire funds to your Fund account, call
                                     1-800-338-2550 to obtain a control number and the
                                     wiring instructions.
---------------------------------------------------------------------------------------
 By electronic                       You may purchase shares of the Fund by
 funds transfer                      electronically transferring money from your bank
                                     account to your Fund account by calling
                                     1-800-338-2550. An electronic funds transfer may
                                     take up to two business days to settle and be
                                     considered in "good form." You must set up this
                                     feature prior to your telephone request. Be sure
                                     to complete the appropriate section of the
                                     application.
---------------------------------------------------------------------------------------
 Automatic investment plan           You may make monthly or quarterly investments
                                     automatically from your bank account to your Fund
                                     account. You may select a pre-authorized amount to
                                     be sent via electronic funds transfer. Be sure to
                                     complete the appropriate section of the
                                     application for this feature.
---------------------------------------------------------------------------------------
 Automated dollar                    You may purchase shares of the Fund for your
 cost averaging                      account by exchanging $100 or more each month from
                                     another fund for shares of the same class of the
                                     Fund at no additional cost. You must have a
                                     current balance of at least $5,000 in the fund the
                                     money is coming from. The designated amount will
                                     be exchanged on the third Tuesday of each month.
                                     Exchanges will continue so long as your fund
                                     balance is sufficient to complete the transfers.
                                     You may terminate your program or change the
                                     amount of the exchange (subject to the $100
                                     minimum) by calling 1-800-338-2550. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By dividend                         You may automatically invest dividends distributed
 diversification                     by another fund into the same class of shares of
                                     the Fund at no additional sales charge. To invest
                                     your dividends in the Fund, call 1-800-338-2550.


----
6

 Your Account


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment



    - Any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (distributor) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by LFD;



    - Any trustee or director (or family member) of any fund distributed by the distributor; and



    - Any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.



$100,000 minimum initial investment



    - Clients of broker-dealers or registered investment advisors that both recommend the purchase of fund shares and charge clients an asset-based fee; and



    - Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.



No minimum initial investment



    - Any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);



    - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;



    - Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and



    - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                            ----

 Your Account



   CHOOSING A SHARE CLASS



    The Fund offers one class of shares in this prospectus -- CLASS Z.



    The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

----
8

 Your Account


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        You may call your financial advisor to place your
 financial advisor                   sell order. To receive the current trading day's
                                     price, your financial advisor must receive your
                                     request prior to the close of regular trading on
                                     the NYSE, usually 4:00 p.m. Eastern time. Your
                                     financial advisor may charge you fees for
                                     executing a redemption for you.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may sell shares of
                                     the Fund by exchanging from the Fund into Class Z
                                     shares or Class A shares of another fund
                                     distributed by Liberty Funds Distributors, Inc. at
                                     no additional cost. To exchange by telephone, call
                                     1-800-338-2550.
---------------------------------------------------------------------------------------
 By telephone                        You or your financial advisor may sell shares of
                                     the Fund by telephone and request that a check be
                                     sent to your address of record by calling
                                     1-800-338-2550, unless you have notified the Fund
                                     of an address change within the previous 30 days.
                                     The dollar limit for telephone sales is $100,000
                                     in a 30-day period. You do not need to set up this
                                     feature in advance of your call. Certain
                                     restrictions apply to retirement accounts. For
                                     details, call 1-800-338-2550.
---------------------------------------------------------------------------------------
 By mail                             You may send a signed letter of instruction to the
                                     address below. In your letter of instruction, note
                                     the Fund's name, share class, account number, and
                                     the dollar value or number of shares you wish to
                                     sell. All account owners must sign the letter, and
                                     signatures must be guaranteed by either a bank, a
                                     member firm of a national stock exchange or
                                     another eligible guarantor institution. Additional
                                     documentation is required for sales by
                                     corporations, agents, fiduciaries, surviving joint
                                     owners and individual retirement account owners.
                                     For details, call 1-800-338-2550.

                                     Mail your letter of instruction to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By wire                             You may sell shares of the Fund and request that
                                     the proceeds be wired to your bank. You must set
                                     up this feature prior to your telephone request.
                                     Be sure to complete the appropriate section of the
                                     account application for this feature.
---------------------------------------------------------------------------------------
 By systematic                       You may automatically sell a specified dollar
 withdrawal plan                     amount or percentage of your account on a monthly,
                                     quarterly or semi-annual basis and have the
                                     proceeds sent to you if your account balance is at
                                     least $5,000. All dividend and capital gains
                                     distributions must be reinvested. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By electronic                       You may sell shares of the Fund and request that
 funds transfer                      the proceeds be electronically transferred to your
                                     bank. Proceeds may take up to two business days to
                                     be received by your bank. You must set up this
                                     feature prior to your request. Be sure to complete
                                     the appropriate section of the account application
                                     for this feature.


                                                                            ----

 Your Account


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by the distributor) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

----
10

 Your Account


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

 TYPES OF DISTRIBUTIONS

 Dividends       Represents interest and dividends earned from
                 securities held by the Fund, net of expenses
                 incurred by the Fund.
-------------------------------------------------------------------
 Capital gains   Represents net long-term capital gains on sales of
                 securities held for more than 12 months and net
                 short-term capital gains, which are gains on sales
                 of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-338-2550.


   UNDERSTANDING FUND DISTRIBUTIONS


    The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


 DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares
 of your current fund
---------------------------------------------------------
 Reinvest all distributions in shares of another
 fund
---------------------------------------------------------
 Receive dividends in cash (see options below) and
 reinvest capital gains
---------------------------------------------------------
 Receive all distributions in cash (with one of
 the following options):

    -   send the check to your address of record
    -   send the check to a third party address
    -   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes, or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.


                                                                            ----

 MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has advised and managed mutual funds since 1949. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.


Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.49% of average daily net assets of the Fund.

----
12

 FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Because Class Z is a new class of shares, information is shown for the last five fiscal years for Class A shares, which run from July 1 to June 30, unless otherwise indicated. Class Z shares, which have different expenses than Class A shares, were initially offered July 29, 2002. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information, through June 30, 2002, has been derived from the Fund's financial statements, which for the three years ended June 30, 2002 have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods through June 30, 1999 is included in the Fund's financial statements, which have been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.



 THE FUND



                                                                                                          YEAR ENDED
                                                   YEAR ENDED JUNE 30,                                    AUGUST 31,
                             2002         2001         2000            1999          1998(A)(B)              1997
                           Class A      Class A      Class A         Class A          Class A               Class A

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)      1.000        1.000        1.000           1.000            1.000                1.000
---------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
  Net investment income       0.015(c)     0.052(c)     0.052(c)        0.046(c)         0.041(c)             0.048
---------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 DECLARED
 TO SHAREHOLDERS ($):
  From net investment
  income                     (0.015)      (0.052)      (0.052)         (0.046)          (0.041)              (0.048)
---------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)            1.000        1.000        1.000           1.000            1.000                1.000
---------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN (%)(d)           1.56         5.34(e)      5.26(e)         4.70(e)          4.17(e)(f)           4.90
---------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET
 ASSETS (%):
  Expenses                     1.01(c)      0.70(c)      0.65(c)(g)      0.68(c)(g)       0.69(c)(g)(h)        0.72(g)
  Net investment income        1.54(c)      5.31(c)      5.13(c)(g)      4.61(c)(g)       4.93(c)(g)(h)        4.73(g)
  Waiver/reimbursement        --            0.19         0.19            0.19             0.19(h)            --
  Net assets, end of
  period (000's) ($)        210,616      189,822      178,678         157,790          128,658              144,076



(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, Stein Roe & Farnham became the investment advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the administrator and/or distributor not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.



                                                                            ----

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14

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust II: 811-3009

-  Liberty Money Market Fund

--------------------------------------------------------------------------------

[LIBERTY FUNDS LOGO]

                                                                757-01/379L-1002

                            LIBERTY MONEY MARKET FUND
                       A SERIES OF LIBERTY FUNDS TRUST II
                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 1, 2002

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Money Market Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated November 1, 2002. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated June 30, 2002. Investors may obtain free copies of a Prospectus and Annual Report from Liberty Funds Distributor, Inc.
(LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the Fund's June 30, 2002 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


      PART 1                                                            PAGE
Definitions                                                               b
Organization and History                                                  b
Investment Goal and Policies                                              b
Fundamental Investment Policies                                           b
Other Investment Policies                                                 c
Fund Charges and Expenses                                                 d
Investment Performance                                                    j
Custodian of the Fund                                                     l
Independent Auditors of the Fund                                          l
Information Concerning the Fund                                           l

      PART 2

Miscellaneous Investment Practices                                        1
Taxes                                                                    13
Management of the Funds                                                  16
Determination of Net Asset Value                                         28
How to Buy Shares                                                        29
Special Purchase Programs/Investor Services                              30
Programs for Reducing or Eliminating Sales Charges                       31
How to Sell Shares                                                       34
Distributions                                                            35
How to Exchange Shares                                                   36
Suspension of Redemptions                                                36
Shareholder Liability                                                    36
Shareholder Meetings                                                     37
Performance Measures                                                     37
Appendix I                                                               40
Appendix II                                                              45



757-16/494L-1002



                                       a

                                     PART 1

                            LIBERTY MONEY MARKET FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 1, 2002


DEFINITIONS
"Trust"             Liberty Funds Trust II
"Fund"              Liberty Money Market Fund
"Administrator"     Colonial Management Associates, Inc., the Fund's
                    administrator
"Advisor"           Stein Roe & Farnham Incorporated, the Fund's investment
                    advisor
"LFD"               Liberty Funds Distributor, Inc., the Fund's distributor
"LFS"               Liberty Funds Services, Inc., the Fund's shareholder
                    services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1980. The Fund, an open-end management investment company that is a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on January 30, 1981. The Fund changed its name from "Colonial Government Money Market Fund" to "Colonial Money Market Fund" on February 27, 1998. The Fund changed its name from "Colonial Money Market Fund" to its current name on July 14, 2000. The Trust changed its name from "Colonial Trust II" to its current name on April 1, 1999. Prior to July 29, 2002, rather than invest in securities directly, the Fund sought to achieve its goal by pooling its assets with those of other investment companies for investment in another mutual fund having the identical investment goal and substantially the same investment policies as its feeder funds.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and of any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

INVESTMENT GOAL AND POLICIES
The Fund's Prospectuses describe the Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund.
Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

     Foreign Securities
     Money Market Instruments
     Short-Term Trading
     Repurchase Agreements
     Mortgage-Backed Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Fund's Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.


                                       b

As a fundamental policy, the Fund may not:

1. Invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of each investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) U.S. government securities, (ii) repurchase agreements, or (iii) securities of issuers in the financial services industry, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;
2. Invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. government securities or repurchase agreements for such securities and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;(1)
3. Invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;
4. Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);
5. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs;
6. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;
7. Make loans, although it may (a) participate in an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and
     (c) acquire publicly distributed or privately placed debt securities;
8. Borrow except that it may (a) borrow for non-leveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
9. Act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or
10.  Issue any senior securities except to the extent permitted under the 1940
     Act.

OTHER INVESTMENT POLICIES
None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment goal and substantially similar investment policies as the Fund.
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1.   Invest for the purpose of exercising control or management;

2. Purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than


-------------------------
(1) Notwithstanding the foregoing, and in accordance with Rule 2a-7 of the 1940 Act (the "Rule"), the Fund will not, immediately after the acquisition of any security (other than a Government Security (as that term is defined in the Rule) or certain other securities as permitted under the Rule), invest more than 5% of its total assets in the securities of any one issuer; provided, however, that it may invest up to 25% of its total assets in First Tier Securities (as that term is defined in the Rule) of a single issuer for a period of up to three business days after the purchase thereof.


                                       c
     the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;(2)
3. Purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or its investment advisor;
4. Purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition or reorganization;
5. Invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;
6. Sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization or other exchange for securities it contemporaneously owns or has the right to obtain; and
7. Invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities,(3) including repurchase agreements maturing in more than seven days.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

FUND CHARGES AND EXPENSES

Under the Management Agreement, the Advisor has agreed to make day-to-day investment decisions for the Fund, arrange for the execution of portfolio transactions and generally manage the Fund's investments. Under the Fund's Administration Agreement, the Advisor has also agreed to perform administrative services for the Fund, including without limitation, providing all executive and other facilities required to render investment management and administrative services. For these services and facilities, the Fund pays a monthly fee based on the average daily net assets of the Fund for such month.

Through July 26, 2002, aggregate Fund expenses included the Fund's proportionate share of the expenses of the SR&F Cash Reserves Portfolio (Portfolio), in which the Fund invested all of its assets as part of a master fund/feeder fund structure, which were borne indirectly by the Fund, and the Fund's direct expenses. The Portfolio's expenses included (i) a management fee paid to the Advisor at the annual rate of 0.25% of the Portfolio's average daily net assets up to $500 million, 0.225% up to $1 billion and 0.200% thereafter, (ii) an annual pricing and bookkeeping fee of $25,000 plus 0.0025% of the annual rate of the Portfolio's average daily net assets over $50 million, (iii) a monthly transfer agent fee of $500, and (iv) custody, legal and audit fees and other miscellaneous expenses. Effective July 29, 2002, these expenses were borne directly by the Fund. The Fund's direct expenses include the following:


     (i) An administration fee paid to the Administrator at the annual rate of 0.25% of average daily net assets up to $500 million; 0.20% on the next $500 million and 0.15% thereafter,


     (ii) The Fund pays a shareholders' servicing and transfer agency fee to LFS as follows:


          - An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

          - An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

          - A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

-------------------------
(2) The Fund has been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain collateralized mortgage obligations (CMOs) and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the 1940 Act, which limits the ability of one investment company to invest in another investment company. Accordingly, the Fund intends to operate within the applicable limitations under
Section 12(d)(1)(A) of the 1940 Act.
(3) In the judgment of the Advisor, Private Placement Notes, which are issued pursuant to Section 4(2) of the Securities Act of 1933, generally are readily marketable even though they are subject to certain legal restrictions on resale. As such, they are not treated as being subject to the limitation on illiquid securities.


                                       d

          - A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

          - The Fund's allocated share of reimbursement for the out-of-pocket expenses of LFS, including fees payable to DST Systems, Inc.
               (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24 of such one-time expenses per month.

     (iii) The Rule 12b-1 fees paid to LFD.

     (iv) Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

          -    An annual flat fee of $10,000, paid monthly; and

          - In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

          [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

          The Fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

          Until July 26, 2002, under a separate accounting and bookkeeping agreement, the Advisor received an annual flat fee of $10,000 from the Portfolio, paid monthly (which was borne indirectly by each feeder fund in proportion to the fund's investment in the Portfolio).


     (v)  Custody, legal and audit fees and other miscellaneous expenses.


                                        e

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, LFD AND LFS (dollars in thousands)


                                                           YEAR ENDED JUNE 30
                                                           ------------------
                                                      2002         2001        2000
                                                      ----         ----        ----
Administration fee                                   $  741       $  726      $  714
Management fee (Portfolio) (a)                        1,670        1,897       1,943
Bookkeeping fee                                         110           74          73
Shareholder service and transfer agent fee            1,163          861         668
Fees and expenses waived by the Administrator            ---        (552)       (543)
12b-1 fees:
  Distribution fee (Class B)                            661          522         685
  Distribution fee (Class C)                            115           55          26
  Service Fee (Class B)                                 221          174         229
  Service Fee (Class C)                                  38           18           5
  Fees waived by LFD (Class B)                         (148)          --          --
  Fees waived by LFD (Class C)                          (92)         (44)        (21)


(a) Paid from the Portfolio in which the Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 26, 2002.

BROKERAGE COMMISSIONS

The Fund or the Portfolio did not pay brokerage commissions during the fiscal years ended June 30, 2002, 2001 and 2000.


TRUSTEES AND TRUSTEES' FEES

The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including Trustees who are affiliated with the Advisor. For the fiscal year ended June 30, 2002 and calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:



                                                                                        TOTAL COMPENSATION FROM
                                                                                        THE FUND COMPLEX PAID TO
                            PENSION OR RETIREMENT    AGGREGATE COMPENSATION FROM FUND    THE TRUSTEES FOR THE
                             BENEFITS ACCRUED AS        FOR THE FISCAL YEAR ENDED        CALENDAR YEAR ENDED
TRUSTEE                    PART OF FUND EXPENSES(b)         JUNE 30, 2002                DECEMBER 31, 2001(c)
-------                    ------------------------         -------------                --------------------
John A. Bacon(d)                     N/A                           N/A                         $ 95,000
Robert J. Birnbaum                   N/A                           N/A                           25,300
Tom Bleasdale(d)                     N/A                           N/A                          103,000(e)
William W. Boyd(d)                   N/A                           N/A                           50,000
Lora S. Collins(d)                   N/A                           N/A                           96,000
James E. Grinnell(d)                 N/A                           N/A                          100,300
Douglas A. Hacker                    N/A                        $1,154                          109,000
Janet Langford Kelly                 N/A                         1,132                          107,000
Richard W. Lowry                     N/A                         1,160                          135,300
Salvatore Macera                     N/A                         1,165                          110,000
William E. Mayer                     N/A                         1,206                          132,300
James L. Moody, Jr.(d)               N/A                           N/A                           91,000
Charles R. Nelson                    N/A                         1,154                          109,000
John J. Neuhauser                    N/A                         1,162                          132,510
Joseph R. Palombo(f)                 N/A                           N/A                              N/A
Thomas E. Stitzel                    N/A                         1,165                          109,000
Thomas C. Theobald                   N/A                         1,199                          112,000
Anne-Lee Verville                    N/A                         1,210(g)                       114,000(g)



(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.


(c) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.


(d) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000, and $192,000,
     respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.


(e) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.


(f) Mr. Palombo does not receive compensation because he is an employee of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.


(g) During the fiscal year ended June 30, 2002, Ms. Verville deferred a portion of her total compensation from the Fund of $895 and in the calendar year ended December 31, 2001, deferred her total compensation of $114,000, pursuant to the deferred compensation plan.


ROLE OF THE BOARD OF TRUSTEES

     The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.


AUDIT COMMITTEE

     Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended June 30, 2002, the Audit Committee convened five times.

GOVERNANCE COMMITTEE

     Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilties and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended June 30, 2002, the Governance Committee convened two times.

ADVISORY FEES & EXPENSES COMMITTEE

     Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees and Expenses Committee's


                                       g
functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended June 30, 2002, the Advisory Fees and Expenses Committee convened four times.

TRADING OVERSIGHT COMMITTEE

     Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended June 30, 2002, the Trading Oversight Committee convened two times.

Share Ownership

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001 (i) in the Fund and (ii) in all Liberty Funds and All-Star Funds overseen by the Trustee.



                                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                     DOLLAR RANGE OF EQUITY         SECURITIES OWNED IN ALL FUNDS OVERSEEN BY
     NAME OF TRUSTEE               SECURITIES OWNED IN THE FUND         TRUSTEE IN LIBERTY FUND COMPLEX
     ---------------               ----------------------------     -----------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                               $0                               Over $100,000
Janet Langford Kelly                            $0                               Over $100,000
Richard W. Lowry (h)                            $0                               Over $100,000
Salvatore Macera                                $0                              $50,001-$100,000
Charles R. Nelson                               $0                               Over $100,000
John J. Neuhauser (h)                           $0                               Over $100,000
Thomas E. Stitzel                               $0                              $50,001-$100,000
Thomas C. Theobald                              $0                               Over $100,000
Anne-Lee Verville                               $0                               Over $100,000

INTERESTED TRUSTEES
William E. Mayer (h)                      $10,000-50,000                        $50,001-$100,000
Joseph R. Palombo                               $0                                 $1-$10,000



(h) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").


OWNERSHIP OF THE FUND

As of record on September 30, 2002, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

As of record on September 30, 2002, the following shareholders of record owned 5% or more of the following class of the Fund's outstanding shares:


CLASS A SHARES


John A. McNeice Jr.                                  5.37%

47 Green Street


                                       h

Canton, MA 02021-1023


Liberty Funds Distributor, Inc.                     10.58%

Attn:  Philip Iudice/Controller

One Financial Center
Boston, MA 02111-2621


As of record on September 30, 2002 there were 16,037 Class A, 10,298 Class B, 1,208 Class C and 12,758 Class Z record holders of the Fund.


SALES CHARGES (dollars in thousands)


                                                                         CLASS A SHARES
                                                                         --------------
                                                                       YEAR ENDED JUNE 30
                                                            2002              2001              2000
                                                            ----              ----              ----
Aggregate initial charges on Fund share sales                  0               (i)             $1,228
Initial sales charges retained by LFD                          0              $  0                  0
Aggregate contingent deferred sales charges (CDSC) on
Fund redemptions retained by LFD                            $306               406                 72

                                                                         CLASS B SHARES
                                                                         --------------
                                                                       YEAR ENDED JUNE 30
                                                            2002              2001              2000
                                                            ----              ----              ----
Aggregate CDSC on Fund redemptions retained by LFD          $674              $595             $  778

                                                                         CLASS C SHARES
                                                                         --------------
                                                                       YEAR ENDED JUNE 30
                                                            2002              2001              2000
                                                            ----              ----              ----
Aggregate CDSC on Fund redemptions retained by LFD          $ 43              $ 54             $   17



(i)  Rounds to less than one.


12b-1 PLAN, CDSC AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees of the Trust have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of the net assets and a monthly distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and C shares only. The Distributor has voluntarily agreed to waive a portion of the Class B shares distribution fee and the Distributor has also agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually. The waiver may be eliminated at any time without shareholder approval. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) for certain services provided to shareholders, and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees. The Class A Plan has no fee but like the Class B and Class C Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Administrator and the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value and will be subject to a CDSC if a purchase of such shares having a value from $1 million to $25 million is redeemed within 18 months of the purchase. Class B shares are offered at net asset value subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus for the Class A, B and C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, which are not subject to the service and distribution fees, having an equal value. See the Prospectus for a description of the different programs.


SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were as follows:


                                                        YEAR ENDED JUNE 30, 2002
                                                        ------------------------
                                                     CLASS A     CLASS B     CLASS C
                                                     -------     -------     -------
Fees to FSFs                                          $  0        $471         $75
Cost of sales material relating to the Fund
(including printing and mailing expenses)              330          41          27
Allocated travel, entertainment and other
promotional expenses (including advertising)           147          18          12


INVESTMENT PERFORMANCE

The Fund's yields for the seven days ended June 30, 2002, were (j)*:



                        CLASS A SHARES  CLASS B SHARES   CLASS C SHARES   CLASS Z SHARES
                        --------------  --------------   --------------   --------------
Current Yield               0.80%            0.25%            0.43%             N/A
Effective Yield             0.80%            0.25%            0.43%             N/A


*  Yield's are based on a 38.6% tax rate.


                                       j

The Fund's average annual total returns at June 30, 2002 were (j):



                                                                CLASS A SHARES
                                                                --------------
                                             1 YEAR                 5 YEARS                  10 YEARS
                                             ------                 -------                  --------
Return before taxes                           1.56%                  4.37%                     4.15%
Return after taxes
  on Distributions                            0.95%                  2.63%                     2.50%
Return after taxes
  on Distributions and
  Sale of Fund shares                         0.95%                  2.63%                     2.50%

                                                              CLASS B SHARES (k)
                                                              ------------------
                                             1 YEAR                 5 YEARS                  10 YEARS
                                             ------                 -------                  --------
With applicable CDSC                         -4.27%                  3.01%                     3.13%
Return after taxes
  on Distributions                           -4.56%                  1.65%                     1.89%
Return after taxes
  on Distributions and
  Sale of Fund shares                        -2.63%                  1.73%                     1.89%
Without CDSC                                  0.73%                  3.37%                     3.13%
Return after taxes
  on Distributions                            0.44%                  2.02%                     1.89%
Return after taxes
  on Distributions and
  Sale of Fund shares                         0.44%                  2.02%                     1.89%

                                                              CLASS C SHARES (k)
                                                              ------------------
                                             1 YEAR                 5 YEARS                  10 YEARS
                                             ------                 -------                  --------
With applicable CDSC                          0.16%                  3.96%                     3.63%
Return after taxes
  on Distributions                           -0.30%                  2.38%                     2.19%
Return after taxes
  on Distributions and
  Sale of Fund shares                         0.09%                  2.38%                      2.19%
Without CDSC                                  1.16%                  3.96%                      3.63%
Return after taxes
  on Distributions                            0.70%                  2.38%                      2.19%
Return after taxes
  on Distributions and
  Sale of Fund shares                         0.70%                  2.38%                      2.19%

                                                              CLASS Z SHARES (l)
                                                              ------------------
                                             1 YEAR                 5 YEARS                  10 YEARS
                                             ------                 -------                  --------
Return before taxes                           1.56%                  4.37%                     4.15%
Return after taxes
  on Distributions                            0.95%                  2.63%                     2.50%
Return after taxes
  on Distributions and
  Sale of Fund shares                         0.95%                  2.63%                     2.50%


                                       k

(j) Performance results reflect any waiver or reimbursement by the advisor, administrator or distributor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower.
(k) Classes B and C shares are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on January 30, 1981, Class B shares were initially offered on June 8, 1992 and Class C shares were initially offered on July 1, 1994.
(l) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been higher. Class Z shares were initially offered on July 29, 2002.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUND
State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110 is the Fund's custodian. The custodian is responsible for maintaining the Fund's open account.

INDEPENDENT AUDITORS OF THE FUND

Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, are the Fund's (and formerly the Portfolio's) independent auditors providing audit services assistance and consultation in connection with the review of various Securities and Exchange Commission filings. For the fiscal year end June 30, 1999 and prior periods, the Fund had other independent accountants. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the reports of Ernst & Young LLP for the three years in the period ended June 30, 2002 and other independent accountants for the two years in the period ended June 30, 1999 given on the authority of said firms as experts in accounting and auditing.


THE MANAGEMENT AGREEMENT
Under the Management Agreement, the Advisor has agreed to make day-to-day investment decisions for the Fund, arrange for the execution of portfolio transactions and generally manage the Fund's investments. The Advisor has also agreed to perform administrative services for the Fund, including without limitation, providing all executive and other facilities required to render investment management and administrative services. For these services and facilities, the Fund pays a monthly fee based on the average daily net assets of the Fund for such month.


INFORMATION CONCERNING THE FUND


PORTFOLIO TRANSACTIONS

The Advisor places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients (Clients). Purchases and sales of portfolio securities are ordinarily transacted with the issuer or with a primary market maker acting as principal or agent for the securities on a net basis, with no brokerage commission being paid by the Fund. Transactions placed through dealers reflect the spread between the bid and asked prices. Occasionally, the Fund may make purchases of underwritten issues at prices that include underwriting discounts or selling concessions.

The Advisor's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; the Advisor's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and the Advisor's knowledge of actual or apparent operation problems of any broker or dealer.


                                       l

Recognizing the value of these factors, the Advisor may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. The Advisor has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions effected for Clients in those cases where the Advisor has discretion to select the broker or dealer by which the transaction is to be executed. The Advisor has discretion for all trades of the Fund. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by the Advisor. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by the Advisor's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees.

The Advisor maintains and periodically updates a list of approved brokers and dealers which, in the Advisor's judgment, are generally capable of providing best price and execution and are financially stable. The Advisor's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. The Advisor generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

It is the Advisor's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

The Advisor sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. The Advisor sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, the Advisor must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide the Advisor investment research or related services.

CONSISTENT WITH THE CONDUCT RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTION AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUND MAY DETERMINE, THE ADVISOR MAY CONSIDER SALES OF SHARES OF THE FUND AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS
The Advisor engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services (research products) from broker-dealer firms in return for directing trades for Client accounts to those firms. In effect, the Advisor is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. The Advisor may engage in soft dollar transactions on trades for those Client accounts for which the Advisor has the discretion to select the broker-dealer.

The ability to direct brokerage for a Client account belongs to the Client and not to the Advisor. When a Client grants the Advisor the discretion to select broker-dealers for Client trades, the Advisor has a duty to seek the best combination of net price and execution. The Advisor faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because the Advisor is able to use the soft dollar products in managing its Client accounts without paying cash (hard dollars) for the product. This reduces the Advisor's expenses.


                                       m

Moreover, under a provision of the federal securities laws applicable to soft dollars, the Advisor is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross-subsidizing the Advisor's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, the Advisor believes that over time most, if not all, Clients benefit from soft dollar products such that cross-subsidizations even out.

The Advisor attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if the Advisor concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors the Advisor considers in determining whether a particular broker is capable of providing the best net price and execution. The Advisor may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

The Advisor acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to the Advisor through the broker-dealer firm executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. The Advisor's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, the Advisor develops target levels of commission dollars on a firm-by-firm basis. The Advisor attempts to direct trades to each firm to meet these targets.

The Advisor also uses soft dollars to acquire products created by third parties that are supplied to the Advisor through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

- DATABASE SERVICES--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
- QUOTATION/TRADING/NEWS SYSTEMS--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
- ECONOMIC DATA/FORECASTING TOOLS--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
- QUANTITATIVE/TECHNICAL ANALYSIS--software tools that assist in quantitative and technical analysis of investment data.
- FUNDAMENTAL INDUSTRY ANALYSIS--industry-specific fundamental investment research.
- FIXED INCOME SECURITY ANALYSIS--data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
- OTHER SPECIALIZED TOOLS--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. The Advisor evaluates each product to determine a cash (hard dollars) value of the product to the Advisor. The Advisor then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to the Advisor. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. The Advisor attempts to direct trades to each firm to meet these

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targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, the Advisor will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

The targets that the Advisor establishes for both proprietary and for third party research products typically will reflect discussions that the Advisor has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and the Advisor does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, the Advisor makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. The Advisor will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. The Advisor generally will carry over target shortages and excesses to the next year's target. The Advisor believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since the Advisor can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by the Advisor. The Advisor may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, the Advisor will enter into a license to use the software from the vendor.)

In certain cases, the Advisor uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, the Advisor acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, the Advisor makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. The Advisor pays the provider in cash (hard dollars) for the non-research portion of its use of these products.

The Advisor may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, the Advisor does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross-subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

In certain cases, the Advisor will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides the Advisor with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. The Advisor may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollar basis. The Advisor has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by the Advisor.

The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees.

AMORTIZED COSTS FOR MONEY MARKET FUNDS
In connection with the Fund's use of amortized cost and the maintenance of its per share net asset value of $1.00, the Fund has agreed: (i) to seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining relative stability of principal and not in excess of 90 days; (ii) not to purchase a portfolio instrument with a remaining maturity of greater than thirteen months; and (iii) to limit its purchase of portfolio instruments to those instruments that are denominated in U.S. dollars which the Fund's Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under Securities and Exchange Commission Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Fund's Board of Trustees.

The Fund has also agreed to establish procedures reasonably designed to stabilize its price per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of its portfolio holdings by the Fund's Board of Trustees, at such intervals as the Fund deems appropriate, to determine whether its net asset value calculated by using available


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market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Calculations are made to compare the value of its investments valued at amortized cost with market value. Market values are obtained by using actual quotations provided by market makers, estimates of market value, values from yield data obtained from reputable sources for the instruments, values obtained from the Advisor's matrix, or values obtained from an independent pricing service. Any such service might value the Fund's investments based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers and general market conditions. The service may also employ electronic data processing techniques, a matrix system, or both to determine valuations.

In connection with the Fund's use of the amortized cost method of portfolio valuation to maintain its net asset value at $1.00 per share, the Fund might incur or anticipate an unusual expense, loss, depreciation, gain or appreciation that would affect its net asset value per share or income for a particular period. The extent of any deviation between the net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board of Trustees as it deems appropriate. If such deviation exceeds 1/2 of 1%, the Fund's Board of Trustees will promptly consider what action, if any, should be initiated. In the event the Fund's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take such action as it considers appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Fund's Board of Trustees might take include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; increasing, reducing, or suspending dividends or distributions from capital or capital gains; or redeeming shares in kind. The Fund's Board of Trustees might also establish a net asset value per share by using market values, as a result of which the net asset value might deviate from $1.00 per share.


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

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include certain series of Liberty-Stein Roe Funds Income Trust and Liberty-Stein Roe Funds Municipal Trust. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND. UNLESS OTHERWISE NOTED, THE TERM "FUND" REFERS TO EACH FUND AND EACH PORTFOLIO.

DERIVATIVES
Consistent with its objective, the fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").

Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

SENIOR LOANS
Senior Loans generally are arranged through private negotiations between a Borrower and the Lenders represented in each case by one or more Agents of the several Lenders. Senior Loans in which the Intermediate Bond Fund will purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in the Fund's investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of Senior Loans may vary substantially from the stated maturity of such loans. Stein Roe estimates actual average maturity of Senior Loans in the portfolio will be approximately 18-24 months.

STRUCTURED NOTES
The Intermediate Bond Fund may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of financial leverage, which is a speculative technique. Leverage magnifies the potential for gain and the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of a structured note. Structured notes are treated as Senior Loans.

INTEREST RATE SWAPS, CAPS AND FLOORS
The Intermediate Bond Fund may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest; e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan to a Borrower that has selected an interest rate redetermination period of one year. The Fund could exchange the Borrower's obligation to make fixed rate payments for one year for an obligation to make payments that readjust monthly. In such event, the Fund would consider the interest rate redetermination period of such Senior Loan to be the shorter period.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors, if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

In circumstances in which Stein Roe anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty that would wholly or partially offset the decrease in the payments it would receive with respect to the portfolio assets being hedged. In the case where the Fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive with respect to floating rate portfolio assets being hedged.

The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of Senior Loans depends on Stein Roe's ability to predict correctly the direction and extent of movements in interest rates. Although Stein Roe believes that use of the hedging and risk management techniques described above will benefit the Fund, if Stein Roe's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance could be worse than if it had not entered into any such transaction. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor.

Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, Stein Roe and the Fund believe such obligations do not constitute senior securities. The Fund will usually enter into interest rate swaps on a net basis; i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained. If the Fund enters into a swap on other than a net basis, the Fund will maintain the full amount of its obligations under each such swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange
(NYSE) or other entities determined to be creditworthy by Stein Roe, pursuant to procedures adopted and reviewed on an ongoing basis by the Board. If a default occurs by the other party to such transactions, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms Stein Roe believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

SHORT-TERM TRADING
In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

MEDIUM- AND LOWER-RATED DEBT SECURITIES
Medium-rated debt securities are those rated A or below by Moody's and S&P. Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. Lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES
Income Bond Fund and High Yield Bond Fund may invest up to 25% of total assets (taken at market value at the time of investment) in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). Intermediate Bond Fund may invest up to 5% of total assets (taken at market value at the time of investment) in foreign securities. For purposes of these limits, foreign securities do not include securities represented by American Depositary Receipts ("ADRs"), foreign debt securities denominated in U.S. dollars, or securities guaranteed by U.S. persons. Investment in foreign securities may involve a greater degree of risk (including risks relating to exchange fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

The Funds may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depositary and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depositary and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. No Fund expects to invest as much as 5% of its total assets in unsponsored ADRs.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.


The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under Synthetic Foreign Positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. No Fund may engage in "speculative" currency exchange transactions.



At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.



It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.


If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.


Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.


Synthetic Foreign Positions. The Funds may invest in debt instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.


The Funds may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows--at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility. The net amount of the excess, if any, of a Fund's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of the Fund having a value at least equal to such accrued excess will be segregated on the books of the Fund and held by the Custodian for the duration of the swap.


The Funds may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a similar return to a direct investment in a foreign security.

OTHER INVESTMENT COMPANIES
The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)
The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS
GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

SECURITIES LOANS
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING
The fund may lend money to and borrow money from other mutual funds advised by the Advisor. The fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or a U.S. government agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.


REPURCHASE AGREEMENTS
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LINE OF CREDIT
The fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.


OPTIONS ON SECURITIES


WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment goal and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.


The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS
When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

FLOATING RATE INSTRUMENTS
Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

RULE 144A SECURITIES
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

Federal Taxes. THE FUND (EVEN IF IT IS A FUND IN A TRUST WITH MULTIPLE SERIES) IS TREATED AS A SEPARATE ENTITY FOR FEDERAL INCOME TAX PURPOSES UNDER THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE"). THE FUND HAS ELECTED (OR IN THE CASE OF A NEW FUND, INTENDS TO ELECT) TO BE, AND INTENDS TO QUALIFY TO BE TREATED EACH YEAR AS, A "REGULATED INVESTMENT COMPANY" UNDER SUBCHAPTER M OF THE CODE BY MEETING ALL APPLICABLE REQUIREMENTS OF SUBCHAPTER M, INCLUDING REQUIREMENTS AS TO THE NATURE OF THE FUND'S GROSS INCOME, THE AMOUNT OF ITS DISTRIBUTIONS (AS A PERCENTAGE OF BOTH ITS OVERALL INCOME AND ANY TAX-EXEMPT INCOME), AND THE COMPOSITION OF ITS PORTFOLIO ASSETS. AS A REGULATED INVESTMENT COMPANY, THE FUND WILL NOT BE SUBJECT TO ANY FEDERAL INCOME OR EXCISE TAXES ON ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS THAT IT DISTRIBUTES TO SHAREHOLDERS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. THE FUND'S FOREIGN-SOURCE INCOME, IF ANY, MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. IF THE FUND WERE TO FAIL TO QUALIFY AS A "REGULATED INVESTMENT COMPANY" IN ANY YEAR, IT WOULD INCUR A REGULAR FEDERAL CORPORATE INCOME TAX ON ALL OF ITS TAXABLE INCOME, WHETHER OR NOT DISTRIBUTED, AND FUND DISTRIBUTIONS WOULD GENERALLY BE TAXABLE AS ORDINARY DIVIDEND INCOME TO THE SHAREHOLDERS.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS
Stein Roe provides administrative and management services to the Funds. Stein
Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Columbia Management Group, Inc., a U.S. financial holding company, which is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston
Financial Corporation. Each of FleetBoston Financial Corporation, Fleet National
Bank and Columbia Management Group, Inc. is located at 100 Federal Street,
Boston, MA 02110. As of December 31, 2001, Stein Roe managed over $16.27 billion in assets.

The directors of Stein Roe are Keith T. Banks, Roger Sayler and Joseph R.
Palombo. The positions held by Messrs. Banks and Palombo are listed above. Mr.
Sayler is a Managing Director of Fleet Asset Management. The business address of
Messrs. Banks and Sayler is 590 Madison Avenue, 36th Floor, Mail Stop
NYEH30636A, New York, NY 10022. The business address of Mr. Palombo is One
Financial Center, Boston, MA 02111.


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TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Stein Roe Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Stein Roe Funds.

                                                                                                     Number of
                                                Year First                                         Portfolios in
                                  Position      Elected or                                          Fund Complex        Other
         Name, Address          with Liberty   Appointed to         Principal Occupation(s)           Overseen      Directorships
            And Age                Funds          Office            During Past Five Years           By Trustee         Held
            -------                -----          ------            ----------------------           ----------         ----

DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 46)         Trustee          2000    President of UAL Loyalty Services and       81             None
P.O. Box 66100                                              Executive Vice President of United
Chicago, IL 60666                                           Airlines (airline) since September,
                                                            2001 (formerly Executive Vice
                                                            President from July, 1999 to
                                                            September, 2001); Chief Financial
                                                            Officer of United Airlines since
                                                            July, 1999; Senior Vice President
                                                            and Chief Financial Officer of UAL,
                                                            Inc. prior thereto.

Janet Langford Kelly (Age 44)      Trustee          2000    Executive Vice President-Corporate          86             None
One Kellogg Square                                          Development and Administration,
Battle Creek, MI 49016                                      General Counsel and Secretary, Kellogg
                                                            Company (food manufacturer), since
                                                            September, 1999; Senior Vice President,
                                                            Secretary and General Counsel, Sara Lee
                                                            Corporation (branded, packaged,
                                                            consumer-products manufacturer) prior
                                                            thereto.

Richard W. Lowry (Age 65)          Trustee          1995    Private Investor since August, 1987         83             None
10701 Charleston Drive                                      (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                        Officer, U.S. Plywood Corporation
                                                            (building products manufacturer)).


Salvatore Macera (Age 71)          Trustee          1998    Private Investor since 1981 (formerly       81             None
26 Little Neck Lane                                         Executive Vice President and Director
New Seabury, MA  02649                                      of Itek Corporation (electronics)
                                                            from 1975 to 1981).

Charles R. Nelson (Age 60)         Trustee          2000    Professor of Economics, University of       81             None
Department of Economics                                     Washington, since January 1976; Ford
University of Washington                                    and Louisa Van Voorhis Professor of
Seattle, WA 98195                                           Political Economy, University of
                                                            Washington, since September 1993;
                                                            Director, Institute for Economic
                                                            Research, University of Washington,
                                                            since September 2001; Adjunct Professor
                                                            of Statistics, University of
                                                            Washington, since September 1980;
                                                            Associate Editor, Journal of Money
                                                            Credit and Banking, since September,
                                                            1993; consultant on economic and
                                                            statistical matters.

John J. Neuhauser (Age 59)         Trustee          1985    Academic Vice President and Dean of         83         Saucony, Inc.
84 College Road                                             Faculties since August, 1999, Boston                    (athletic
Chestnut Hill, MA 02467-3838                                College (formerly Dean, Boston College                 footwear);
                                                            School of Management from September,                  SkillSoft Corp.
                                                            1977 to September, 1999).                              (E-Learning)

Thomas E. Stitzel (Age 66)         Trustee          1998    Business Consultant since 1999              81             None
2208 Tawny Woods Place                                      (formerly Professor of Finance from
Boise, ID  83706                                            1975 to 1999 and Dean from 1977 to
                                                            1991, College of Business, Boise State
                                                            University); Chartered Financial
                                                            Analyst.

Thomas C. Theobald (Age 65)        Trustee          2000    Managing Director, William Blair            81       Xerox Corporation
Suite 1300                                                  Capital Partners (private equity                     (business products
222 West Adams Street                                       investing) since September, 1994                       and services),
Chicago, IL 60606                                           (formerly Chief Executive Officer and                     Anixter
                                                            Chairman of the Board of Directors,                    International
                                                            Continental Bank Corporation).                        (network support
                                                                                                                     equipment
                                                                                                                distributor), Jones
                                                                                                                 Lang LaSalle (real
                                                                                                                 estate management
                                                                                                                 services) and MONY
                                                                                                                    Group (life
                                                                                                                    insurance).

Anne-Lee Verville (Age 57)      Trustee        1998         Author and speaker on educational           81        Chairman of the
359 Stickney Hill Road                                      systems needs (formerly General                     Board of Directors,
Hopkinton, NH  03229                                        Manager, Global Education Industry                   Enesco Group, Inc.
                                                            from 1994 to 1997, and President,                   (designer, importer
                                                            Applications Solutions Division from                 and distributor of
                                                            1991 to 1994, IBM Corporation (global                   giftware and
                                                            education and global applications)).                   collectibles).

INTERESTED TRUSTEES
William E. Mayer* (Age 62)         Trustee          1994    Managing Partner, Park Avenue Equity        83        Lee Enterprises
399 Park Avenue                                             Partners (private equity fund) since                 (print and on-line
Suite 3204                                                  February, 1999 (formerly Founding                   media), WR Hambrecht
New York, NY 10022                                          Partner, Development Capital LLC from                 + Co. (financial
                                                            November 1996 to February, 1999; Dean                service provider),
                                                            and Professor, College of Business and                  First Health
                                                            Management, University of Maryland from               (healthcare) and
                                                             October, 1992 to November, 1996).                     Systech Retail
                                                                                                                  Systems (retail
                                                                                                                industry technology
                                                                                                                     provider)

Joseph R. Palombo* (Age 49)      Trustee and        2000    Chief Operating Officer of Columbia         81             None
One Financial Center             Chairman of                Management Group, Inc. (Columbia
Boston, MA 02111                  the Board                 Management Group) since November, 2001;
                                                            formerly Chief Operations Officer of
                                                            Mutual Funds, Liberty Financial
                                                            Companies, Inc. from August, 2000 to
                                                            November, 2001; Executive Vice
                                                            President of Stein Roe & Farnham
                                                            Incorporated (Stein Roe) since April,
                                                            1999; Executive Vice President and
                                                            Director of the Advisor since April,
                                                            1999; Executive Vice President and
                                                            Chief Administrative Officer of Liberty
                                                            Funds Group, LLC ("LFG") since April,
                                                            1999; Director of Stein Roe since
                                                            September, 2000; Trustee and Chairman
                                                            of the Board of the Stein Roe Mutual
                                                            Funds since October, 2000; Manager of
                                                            Stein Roe Floating Rate Limited
                                                            Liability Company since October, 2000
                                                            (formerly Vice President of the Liberty
                                                            Funds from April, 1999 to August, 2000;
                                                            Chief Operating Officer and Chief
                                                            Compliance Officer, Putnam Mutual Funds
                                                            from December, 1993 to March, 1999).

* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

                                                Year First
                                  Position      Elected or
         Name, Address          with Liberty   Appointed to         Principal Occupation(s)
            And Age                Funds          Office            During Past Five Years
            -------                -----          ------            ----------------------

             Officers
Keith T. Banks (Age 46)            President        2001    President of the Liberty Funds since
Columbia Management Group, Inc.                             November, 2001; Chief Investment Officer
590 Madison Avenue, 36th Floor                              since December, 2001 and Chief Executive
Mail Stop NY EH 30636A                                      Officer since August, 2000 of Columbia
New York, NY  10022                                         Management Group; President of the Galaxy
                                                            Funds since September, 2002 (formerly
                                                            Managing Director and Head of U.S.
                                                            Equity, J.P. Morgan Investment
                                                            Management from November, 1996 to
                                                            August, 2000).

Vicki L. Benjamin (Age 41)           Chief          2001    Controller of the Liberty Funds, Stein
One Financial Center              Accounting                Roe Funds and Liberty All-Star Funds
Boston, MA 02111                  Officer and               since May, 2002; Chief Accounting Officer
                                  Controller                of the Liberty Funds, Stein Roe Funds
                                                            and Liberty All-Star Funds since June,
                                                            2001; Vice President of LFG since
                                                            April, 2001; Controller and Chief
                                                            Accounting Officer of the Galaxy Funds
                                                            since September, 2002 (formerly Vice
                                                            President, Corporate Audit, State
                                                            Street Bank and Trust Company from May,
                                                            1998 to April, 2001; Audit Manager from
                                                            July, 1994 to June, 1997; Senior Audit
                                                            Manager from July, 1997 to May, 1998,
                                                            Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 38)      Treasurer        2000    Treasurer of the Liberty Funds and of the
One Financial Center                                        Liberty All-Star Funds since December,
Boston, MA 02111                                            2000 (formerly Controller of the Liberty
                                                            Funds and of the Liberty All-Star Funds
                                                            from February, 1998 to October, 2000);
                                                            Treasurer of the Stein Roe Funds since
                                                            February, 2001 (formerly Controller
                                                            from May, 2000 to February, 2001);
                                                            Treasurer of the Galaxy Funds since
                                                            September, 2000; Senior Vice President
                                                            of LFG since January, 2001 (formerly
                                                            Vice President from April, 2000 to
                                                            January, 2001; Vice President of the
                                                            Advisor from February, 1998 to October,
                                                            2000) (formerly Senior Tax Manager,
                                                            Coopers & Lybrand, LLP from April, 1996
                                                            to January, 1998).

Jean S. Loewenberg (Age 57)        Secretary        2002    Secretary of the Liberty Funds, Stein
One Financial Center                                        Roe Funds and of the Liberty All-Star
Boston, MA 02111                                            Funds since February, 2002; Assistant
                                                            Secretary of the Galaxy Funds since
                                                            September, 2002; General Counsel of
                                                            Columbia Management Group since
                                                            December, 2001; Senior Vice President
                                                            and Assistant General Counsel, Fleet
                                                            National Bank since September, 2002
                                                            (formerly Senior Vice President and
                                                            Group Senior Counsel of Fleet National
                                                            Bank from November, 1996 to September,
                                                            2002).

TRUSTEE POSITIONS

As of December 31, 2001, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.


Approving the Investment Advisory Contract

In determining to approve the most recent annual extension of the Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Advisor to the Fund were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.


The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectus. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objectives and policies.


The Trustees considered the scope of the services provided by the Advisor to the Fund under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds - The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.


The Trustees considered the quality of the services provided by the Advisor to the Fund. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."


The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectus. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectus), as well as factors identified by the Advisor as contributing to the Fund's performance. See the Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.


In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Fund, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Fund and the research services available to the Advisor by reason of brokerage commissions generated by the Fund's turnover. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Fund's Prospectus.


Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.


General

Messrs. Lowry, Mayer and Neuhauser are also Trustees of the Liberty All-Star Funds.


The Trustees serve as trustees of all funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint board meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special committee meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees is divided equally among the funds.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


THE MANAGEMENT AGREEMENT
Under a Management Agreement between the Advisor and the Trust (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all compensation of the Trustees of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT

Under an Administration Agreement with each fund, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

  (a) providing office space, equipment and clerical personnel;

  (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

  (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

  (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;


  (e) coordinating and overseeing the activities of each fund's other third-party service providers; and


  (f) maintaining certain books and records of each fund.



The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

THE ACCOUNTING AND BOOKKEEPING AGREEMENT

Stein Roe is responsible for providing accounting and bookkeeping services to the Funds pursuant to an accounting and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), Stein Roe has delegated those functions to State Street Bank and Trust Company (State Street). Stein Roe pays fees to State Street under the Outsourcing Agreement.


Under its accounting and bookkeeping agreement with the Trusts, Stein Roe receives from each Fund and Liberty-Stein Roe Institutional Floating Rate Limited Liability Company (Portfolio) a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

o From the Portfolio or any stand-alone Fund, an annual flat fee of $10,000, paid monthly;

o From each feeder Fund to the Portfolio, an annual flat fee of $5,000, paid monthly; and


o In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund that is determined by the following formula:

      [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement)] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

Each Fund reimburses Stein Roe for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.


PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the funds. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

BROKERAGE AND RESEARCH SERVICES.


Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.


The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.


It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.


Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.


The Advisor may use the services of Quick & Reilly, Inc., Robertson Stephens, Inc. or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.


PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 180 days' notice by the fund to LFS or by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CODE OF ETHICS

The Fund, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.


An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.


You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges an $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
RIGHT OF ACCUMULATION (Class A and B only). Reduced sales charges on Class A and B shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1. The current purchase; and

2. The value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A shares only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.


PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO STEIN ROE IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO THE FUNDS). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.


PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or contingent deferred sales charges; however, they will be subject to the annual Rule 12b-1 service fee.


EXCHANGES FOR AFFILIATES OF LFD. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual Rule 12b-1 distribution and service fee.


SPONSORED ARRANGEMENTS. Class A shares of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
    (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by LFD.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable CDSC) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information at 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

CHECKWRITING. Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History," the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD
MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                          DESCRIPTION OF BOND RATINGS
                            STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                   MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                  APPENDIX II
                               DECEMBER 31, 2001

SOURCE            CATEGORY                                            RETURN (%)

CREDIT SUISSE FIRST BOSTON:

           CSFB High Yield Index                                          5.78
           CSFB Leveraged Loan Index                                      2.66

LIPPER,
INC.:

           AMEX Composite Index P                                        -5.59
           AMEX Computer Tech IX P                                      -15.09
           AMEX Institutional IX P                                      -15.78
           AMEX Major Market IX P                                        -4.75
           Bse Sensex Index                                             -17.87
           CAC 40: FFR IX P                                             -21.97
           CD Rate 1 Month Index Tr                                       3.88
           CD Rate 3 Month Index Tr                                       3.74
           CD Rate 6 Month Index Tr                                       3.69
           Consumer Price Index                                            N/A
           DAX:DM IX TR                                                 -19.79
           Domini 400 Social Index                                         N/A
           Dow Jones 65 Comp Av P                                       -12.82
           Dow Jones Ind Average P                                       -7.10
           Dow Jones Ind Dly Reinv                                       -5.43
           Dow Jones Ind Mth Reinv                                       -5.42
           Dow Jones Trans Av P                                         -10.41
           Dow Jones Trans Av Tr                                         -9.30
           Dow Jones Util Av P                                          -28.68
           Dow Jones Util Av Tr                                         -26.27
           Ft/S&P Act Wld Ex US IX                                      -21.47
           Jakarta Composite Index                                       -5.83
           Jasdaq Index:Yen P                                           -12.92
           Lehman 1-3 Govt/Cred Tr                                        8.78
           Lehman 1-3 Govt/Credit P                                       2.73
           Lehman Aggregate Bd P                                          1.97
           Lehman Aggregate Bd Tr                                         8.44
           Lehman Cr Bd Int P                                             2.69
           Lehman Cr Bd Int Tr                                            9.77
           Lehman Govt Bd Int P                                           2.40
           Lehman Govt Bd Int Tr                                          8.42
           Lehman Govt Bd Long P                                         -1.91
           Lehman Govt Bd Long Tr                                         4.34
           Lehman Govt Bd P                                               1.14
           Lehman Govt Bd Tr                                              7.23
           Lehman Govt/Cr Bd P                                            1.90
           Lehman Govt/Cr Bd Tr                                           8.50
           Lehman Govt/Cr Int P                                           2.50
           Lehman Govt/Cr Int Tr                                          8.96
           Lehman High Yield P                                           -4.23
           Lehman High Yield Tr                                           5.28
           Lehman Muni 10 Yr IX P                                        -0.45
           Lehman Muni 10 Yr IX Tr                                        4.62
           Lehman Muni 3 Yr IX P                                          1.37
           Lehman Muni 3 Yr IX Tr                                         6.59
           Lehman Muni 5 Yr IX Tr                                         6.21
           Lehman Muni Bond IX P                                         -0.16
           Lehman Muni Bond IX Tr                                         5.13
           ML 10+ Yr Treasury IX Tr                                       4.21
           ML 1-10 YR CORP BD IX P                                        2.95
           ML 1-10 YR CORP BD IX TR                                      10.02
           ML 1-3 Yr Muni IX P                                            0.93
           ML 1-3 Yr Muni IX Tr                                           6.04
           ML 1-3 Yr Treasury IX P                                        2.43
           ML 1-3 Yr Treasury IX Tr                                       8.30
           ML 1-5 Yr Gv/Cp Bd IX P                                        2.68
           ML 1-5 Yr Gv/Cp Bd IX Tr                                       8.98
           ML 15 Yr Mortgage IX P                                         2.19
           ML 15 Yr Mortgage IX Tr                                        8.34
           ML 1-5 Yr Treasury IX P                                        2.28
           ML 1-5 Yr Treasury IX Tr                                       8.37
           ML 3 MO T-Bill IX Tr                                           4.42
           ML 3-5 Yr Govt IX P                                            2.36
           ML 3-5 Yr Govt IX Tr                                           8.75
           ML 3-7 Yr Muni IX Tr                                           5.97
           ML 7-12 YR MUNI IX P                                          -0.55
           ML 7-12 YR MUNI IX TR                                          4.54
           ML Corp Master Index P                                         3.38
           ML Corp Master Index Tr                                       10.70
           ML Gov/ Corp Master IX T                                       8.43
           ML Govt Master Index P                                         1.03
           ML Govt Master Index Tr                                        7.18
           ML Govt/Corp Master IX P                                       1.87
           ML HIGH YLD MASTER 2  P                                       -4.76
           ML HIGH YLD MASTER 2  TR                                       4.48
           ML High Yld Master IX P                                       -3.88
           ML High Yld Master IX Tr                                       6.20
           ML US CP/GV 10+ YR IX P                                        0.12
           ML US CP/GV 10+ YR IX TR                                       7.02
           ML US DOM MASTER  IX P                                         1.84
           ML US DOM MASTER  IX TR                                        8.32
           MSCI AC Americas Free GD                                     -12.18
           MSCI AC Americas Free ID                                     -13.43
           MSCI AC Asia Fr-Ja IX GD                                      -3.84
           MSCI AC Asia Fr-Ja IX ID                                      -5.94
           MSCI AC ASIA PAC FR DGD                                      -20.73
           MSCI AC ASIA PAC FR DND                                      -20.93
           MSCI AC ASIA PAC FR P IX                                     -21.84
           MSCI AC Asia Pac Fr-J GD                                      -2.40
           MSCI AC Asia Pac FR-J IX                                      -4.79
           MSCI AC Europe IX GD                                         -19.49
           MSCI AC Europe IX ID                                         -21.08
           MSCI AC Fe Free IX GD                                        -22.96
           MSCI AC Fe Free IX ID                                        -23.87
           MSCI AC Fe Fr-Ja IX GD                                        -2.08
           MSCI AC Fe Fr-Ja IX ID                                        -4.19
           MSCI AC Pac Fr-Jpn IX GD                                      -0.99
           MSCI AC Pac Fr-Jpn IX ID                                      -3.41
           MSCI AC Pacific FR IX ID                                     -21.84
           MSCI AC WLD FR VAL IX GD                                     -13.87
           MSCI AC WLD FR-US GR DGD                                     -23.43
           MSCI AC World Free IX GD                                     -15.91
           MSCI AC World Free Ix ID                                     -17.26
           MSCI AC World Fr-USA GD                                      -19.50
           MSCI AC World Fr-USA ID                                      -20.98
           MSCI AC WRLD FR GR DGD                                       -18.55
           MSCI AC Wrld Fr-Ja IX GD                                     -14.45
           MSCI AC Wrld Fr-Ja IX ID                                     -15.89
           MSCI AC WRLD FR-US V DGD                                     -15.83
           MSCI Argentina IX GD                                         -18.27
           MSCI Argentina IX ID                                         -22.16
           MSCI Australia IX GD                                           2.66
           MSCI Australia IX ID                                          -0.58
           MSCI Australia IX ND                                           1.68
           MSCI Austria IX GD                                            -5.05
           MSCI Austria IX ID                                            -7.44
           MSCI Austria IX ND                                            -5.65
           MSCI Belgium IX GD                                           -10.17
           MSCI Belgium IX ID                                           -13.03
           MSCI Belgium IX ND                                           -10.89
           MSCI BRAZIL FREE IX GD                                       -16.99
           MSCI BRAZIL FREE IX ID                                       -21.77
           MSCI Canada IX GD                                            -20.10
           MSCI Canada IX ID                                            -21.41
           MSCI Canada IX ND                                            -20.43
           MSCI Chile IX GD                                              -2.83
           MSCI Chile IX ID                                              -5.96
           MSCI China Free IX ID                                        -26.04
           MSCI Colombia IX GD                                           45.77
           MSCI Colombia IX ID                                           37.07
           MSCI Czech Rep IX GD                                          -2.01
           MSCI Czech Rep IX ID                                          -4.15
           MSCI Denmark IX GD                                           -14.39
           MSCI Denmark IX ID                                           -15.94
           MSCI Denmark IX ND                                           -14.81
           MSCI EAFE - JAPAN IX ND                                      -19.14
           MSCI EAFE - UK IX GD                                         -23.20
           MSCI EAFE - UK IX ID                                         -24.44
           MSCI EAFE - UK IX ND                                         -23.50
           MSCI EAFE + Canada IX GD                                     -21.16
           MSCI EAFE + Canada IX ID                                     -22.56
           MSCI EAFE + Canada IX ND                                     -21.40
           MSCI EAFE + EMF IX GD                                        -19.47
           MSCI EAFE + EMF IX ID                                        -20.96
           MSCI EAFE Fr IX ID                                           -22.61
           MSCI EAFE GDP Wt IX GD                                       -21.93
           MSCI EAFE GDP Wt IX ID                                       -23.26
           MSCI EAFE GDP Wt IX ND                                       -22.20
           MSCI EAFE GROWTH IX GD                                       -24.41
           MSCI EAFE GROWTH IX ID                                       -25.52
           MSCI EAFE IX GD                                              -21.21
           MSCI EAFE IX ID                                              -22.61
           MSCI EAFE IX ND                                              -21.44
           MSCI EAFE VALUE IX GD                                        -18.22
           MSCI EAFE VALUE IX ID                                        -19.91
           MSCI EASEA IX GD                                             -18.86
           MSCI EASEA IX ID                                             -20.54
           MSCI EASEA IX ND                                             -19.14
           MSCI Em Eur/Mid East GD                                      -16.06
           MSCI Em Eur/Mid East ID                                      -17.65
           MSCI Em Europe IX GD                                          -8.79
           MSCI Em Europe IX ID                                         -10.49
           MSCI EMF Asia IX GD                                            6.19
           MSCI EMF Asia IX ID                                            4.24
           MSCI EMF Far East IX GD                                       11.35
           MSCI EMF Far East IX ID                                        9.45
           MSCI EMF IX GD                                                -2.37
           MSCI EMF IX ID                                                -4.91
           MSCI EMF Latin Am IX GD                                       -0.39
           MSCI EMF Latin Am IX ID                                       -4.31
           MSCI EURO UNION GR IX GD                                     -24.64
           MSCI Europe - UK IX GD                                       -22.00
           MSCI Europe - UK IX ID                                       -23.41
           MSCI Europe - UK IX ND                                       -22.37
           MSCI Europe GDP Wt IX ID                                     -21.23
           MSCI Europe IX GD                                            -19.64
           MSCI Europe IX ID                                            -20.73
           MSCI Europe IX ND                                            -19.90
           MSCI European Union GD                                       -19.62
           MSCI European Union ID                                       -21.29
           MSCI EUROPEAN VL IX GD                                       -15.42
           MSCI Far East Free IX ID                                     -29.06
           MSCI Far East IX GD                                          -28.28
           MSCI Far East IX ID                                          -29.06
           MSCI Far East IX ND                                          -28.39
           MSCI Finland IX GD                                           -37.81
           MSCI Finland IX ID                                           -39.07
           MSCI Finland IX ND                                           -38.18
           MSCI France IX GD                                            -22.09
           MSCI France IX ID                                            -23.18
           MSCI France IX ND                                            -22.36
           MSCI Germany IX GD                                           -21.99
           MSCI Germany IX ID                                           -23.47
           MSCI Germany IX ND                                           -22.39
           MSCI Greece IX GD                                            -29.61
           MSCI Greece IX ID                                            -31.36
           MSCI Hong Kong IX GD                                         -18.61
           MSCI Hong Kong IX ID                                         -21.20
           MSCI Hongkong IX ND                                          -18.61
           MSCI Hungary IX GD                                            -9.16
           MSCI Hungary IX ID                                           -10.46
           MSCI India IX GD                                             -19.45
           MSCI India IX ID                                             -21.17
           MSCI Indonesia FR IX GD                                       -8.48
           MSCI Indonesia FR IX ID                                      -10.88
           MSCI Ireland IX ID                                            -4.13
           MSCI Israel Dom IX ID                                        -17.57
           MSCI Israel IX ID                                            -32.28
           MSCI Israel Non Dom Ixid                                     -53.81
           MSCI Italy IX GD                                             -26.10
           MSCI Italy IX ID                                             -27.90
           MSCI Italy IX ND                                             -26.59
           MSCI JAPAN GROWTH IX GD                                      -28.83
           MSCI Japan IX GD                                             -29.28
           MSCI Japan IX ID                                             -29.89
           MSCI Japan IX ND                                             -29.40
           MSCI JAPAN VALUE IX GD                                       -30.11
           MSCI Jordan IX GD                                             34.59
           MSCI Jordan IX ID                                             29.02
           MSCI Kokusai IX GD                                           -15.06
           MSCI Kokusai IX ID                                           -16.46
           MSCI Kokusai IX ND                                           -15.39
           MSCI Korea IX GD                                              48.71
           MSCI Korea IX ID                                              45.97
           MSCI Luxembourg IX ID                                        -46.04
           MSCI Malaysia Free Ix GD                                       4.56
           MSCI Malaysia Free IX ID                                       2.26
           MSCI Mexico Free IX GD                                        18.55
           MSCI Mexico Free IX ID                                        15.93
           MSCI N American G IX ID                                      -15.47
           MSCI N American Vl IX ID                                     -12.89
           MSCI Netherland IX GD                                        -21.62
           MSCI Netherland IX ID                                        -23.53
           MSCI Netherland IX ND                                        -22.10
           MSCI New Zealand IX GD                                         9.50
           MSCI New Zealand IX ID                                         5.63
           MSCI New Zealand IX ND                                         8.42
           MSCI Nordic IX GD                                            -28.67
           MSCI Nordic IX ID                                            -30.05
           MSCI Nordic IX ND                                            -29.07
           MSCI Norway IX GD                                            -11.69
           MSCI Norway IX ID                                            -13.79
           MSCI Norway IX ND                                            -12.22
           MSCI Nth Amer IX GD                                          -12.40
           MSCI Nth Amer IX ID                                          -13.60
           MSCI Nth Amer IX ND                                          -12.75
           MSCI Pac - Japan IX GD                                        -9.43
           MSCI Pac - Japan IX ID                                       -12.16
           MSCI Pac - Japan IX ND                                        -9.88
           MSCI PAC FREE GR IX GD                                       -25.27
           MSCI PAC FREE VL IX GD                                       -25.42
           MSCI PAC FR-JPN GR IX GD                                     -11.64
           MSCI PAC FR-JPN VL IX GD                                      -7.43
           MSCI Pacific Free IX ID                                      -26.21
           MSCI Pacific Fr-Jpn ID                                       -12.16
           MSCI Pacific IX GD                                           -25.22
           MSCI Pacific IX ID                                           -26.21
           MSCI Pacific IX ND                                           -25.40
           MSCI Pakistan IX GD                                          -23.32
           MSCI Pakistan IX ID                                          -34.61
           MSCI Peru IX GD                                               19.92
           MSCI Peru IX ID                                               15.27
           MSCI Philippines FR DG                                       -19.29
           MSCI Philippines FR GD                                       -19.70
           MSCI Portugal IX GD                                          -21.60
           MSCI Portugal IX ID                                          -23.01
           MSCI Russia IX GD                                             55.85
           MSCI Russia IX ID                                             53.17
           MSCI Singapore Fr IX GD                                      -23.42
           MSCI Singapore Fr IX ID                                      -25.02
           MSCI South Africa IX GD                                      -17.21
           MSCI South Africa IX ID                                      -20.27
           MSCI Spain IX GD                                             -11.01
           MSCI Spain IX ID                                             -12.78
           MSCI Spain IX ND                                             -11.36
           MSCI Sri Lanka IX GD                                          44.27
           MSCI Sri Lanka IX ID                                          36.08
           MSCI Sweden IX GD                                            -26.76
           MSCI Sweden IX ID                                            -28.15
           MSCI Sweden IX ND                                            -27.18
           MSCI Swtzrlnd IX GD                                          -21.08
           MSCI Swtzrlnd IX ID                                          -21.94
           MSCI Swtzrlnd IX ND                                          -21.38
           MSCI Taiwan IX GD                                             10.47
           MSCI Taiwan IX ID                                              8.77
           MSCI Thailand Free IX GD                                       5.25
           MSCI Thailand Free IX ID                                       2.90
           MSCI Turkey IX GD                                            -32.66
           MSCI Turkey IX ID                                            -33.73
           MSCI UK IX GD                                                -14.05
           MSCI UK IX ID                                                -16.07
           MSCI UK IX ND                                                -14.05
           MSCI USA IX GD                                               -12.03
           MSCI USA IX ID                                               -13.23
           MSCI USA IX ND                                               -12.39
           MSCI Venezuela IX GD                                          -6.62
           MSCI Venezuela IX ID                                         -10.04
           MSCI World - UK IX GD                                        -16.80
           MSCI World - UK IX ID                                        -18.03
           MSCI World - UK IX ND                                        -17.14
           MSCI World - USA IX GD                                       -21.16
           MSCI World - USA IX ID                                       -22.56
           MSCI World - USA IX ND                                       -21.40
           MSCI World Free IX ND                                        -16.82
           MSCI World GDP Wt IX ID                                      -19.15
           MSCI WORLD GROWTH IX ID                                      -20.14
           MSCI World IX Free ID                                        -17.83
           MSCI World IX GD                                             -16.52
           MSCI World IX ID                                             -17.83
           MSCI World IX ND                                             -16.82
           MSCI WORLD IX SC DGD IX                                        1.23
           MSCI WORLD IX VALUE                                          -14.54
           MSCI WORLD VALUE IX ID                                       -16.16
           MSCI WORLD-USA GR IX GD                                      -25.16
           MSCI World-USA VL IX GD                                      -17.47
           MSCI Wrld - Austrl IX GD                                     -16.76
           MSCI Wrld - Austrl IX ID                                     -18.05
           MSCI Wrld - Austrl IX ND                                     -17.06
           MSCI WRLD EX USA SC GD                                       -10.23
           MSCI WRLD EX USA SC ID                                       -12.35
           MSCI WRLD EX USA SC ND                                       -10.63
           MSCI WRLD FINANCIALS GD                                      -16.50
           MSCI WRLD FINANCIALS ID                                      -18.26
           MSCI WRLD FREE GR DGD IX                                     -19.17
           MSCI WRLD HEALTHCARE GD                                      -12.98
           MSCI WRLD HEALTHCARE ID                                      -14.00
           MSCI WRLD INFO TECH GD                                       -29.50
           MSCI WRLD INFO TECH ID                                       -29.74
           MSCI WRLD TECH HDWR GD                                       -36.22
           MSCI WRLD TECH HDWR ID                                       -36.49
           MSCI WRLD TELECOM GD                                         -23.22
           MSCI WRLD TELECOM ID                                         -26.41
           NASDAQ 100 IX P                                              -32.65
           NASDAQ Bank IX P                                              10.08
           NASDAQ Composite IX P                                        -21.05
           NASDAQ Industrial IX P                                        -6.33
           NASDAQ Insurance IX P                                          7.10
           NASDAQ Natl Mkt Cmp IX                                       -21.26
           NASDAQ Natl Mkt Ind IX                                        -6.65
           NASDAQ Transport IX P                                         10.73
           Nikkei 225 Avg:Yen P                                         -23.52
           NYSE Composite P                                             -10.21
           NYSE Finance IX P                                             -8.23
           NYSE Industrials IX P                                         -8.41
           NYSE Transportation IX                                        -5.18
           NYSE Utilities IX P                                          -25.13
           Philippines Composite IX                                     -21.84
           PSE Technology IX P                                          -15.59
           Russell 1000 Grow Ix                                         -20.91
           Russell 1000 Grow IX Tr                                      -20.42
           Russell 1000 IX P                                            -13.61
           Russell 1000 IX Tr                                           -12.45
           Russell 1000 Value Ix                                         -7.41
           Russell 1000 Value IX Tr                                      -5.59
           Russell 2000 Grow Ix                                          -9.55
           Russell 2000 Grow IX Tr                                       -9.23
           Russell 2000 IX P                                              1.02
           Russell 2000 IX Tr                                             2.49
           Russell 2000 Value Ix                                         11.37
           Russell 2000 Value IX Tr                                      14.02
           RUSSELL 2500 GROW IX P                                       -11.11
           RUSSELL 2500 GROW IX TR                                      -10.83
           RUSSELL 2500 IX P                                             -0.26
           RUSSELL 2500 IX TR                                             1.22
           RUSSELL 2500 VALUE IX P                                        7.37
           RUSSELL 2500 VALUE IX TR                                       9.74
           RUSSELL 3000 GROW IX P                                       -20.10
           RUSSELL 3000 GROW IX TR                                      -19.63
           Russell 3000 IX P                                            -12.63
           Russell 3000 IX Tr                                           -11.46
           RUSSELL 3000 VALUE IX P                                       -6.20
           RUSSELL 3000 VALUE IX TR                                      -4.33
           RUSSELL MDCP VALUE IX P                                        0.21
           RUSSELL MDCP VALUE IX TR                                       2.33
           Russell Midcap G IX TR                                       -20.15
           RUSSELL MIDCAP GR IX P                                       -20.34
           RUSSELL MIDCAP IX P                                           -7.00
           RUSSELL MIDCAP IX TR                                          -5.62
           RUSSELL SMCP CMPT GRO P                                      -25.19
           RUSSELL SMCP CMPT GRO TR                                     -25.02
           RUSSELL SMCP CMPT IX P                                       -11.79
           RUSSELL SMCP CMPT IX TR                                      -10.70
           RUSSELL SMCP CMPT VAL IX                                       5.18
           RUSSELL SMCP CMPT VAL P                                        3.01
           RUSSELL TOP 200 GRO IX P                                     -21.03
           RUSSELL TOP 200 GROW  IX                                     -20.48
           RUSSELL TOP 200 IX P                                         -15.66
           RUSSELL TOP 200 IX TR                                        -14.57
           RUSSELL TOP 200 VAL IX P                                     -10.49
           RUSSELL TOP 200 VALUE IX                                      -8.79
           S & P 100 Index TR                                           -14.88
           S & P 500 Daily Reinv                                        -11.87
           S & P 500 Index P                                            -13.04
           S & P 500 Mnthly Reinv                                       -11.88
           S & P 500/BARRA G IX TR                                      -12.73
           S & P 500/BARRA V IX TR                                      -11.71
           S & P 600 Index P                                              5.73
           S & P 600 Index Tr                                             6.51
           S & P Financial IX P                                         -10.31
           S & P Financial IX Tr                                         -8.79
           S & P Industrial IX Tr                                       -11.67
           S & P Industrials P                                          -12.74
           S & P MC 400/BARRA G TR                                       -7.97
           S & P MC 400/BARRA V TR                                        7.14
           S & P Midcap 400 IX P                                         -1.63
           S & P Midcap 400 IX Tr                                        -0.62
           S & P SC 600/BARRA G TR                                       -1.18
           S & P SC 600/BARRA V TR                                       13.10
           S & P Transport Index P                                       -1.16
           S & P Transport IX Tr                                         -0.24
           S & P Utility Index P                                        -32.52
           S & P Utility Index Tr                                       -30.43
           SB Cr-Hdg Nn-US Wd IX Tr                                       6.12
           SB Cr-Hdg Wd Gv Bd IX Tr                                       6.27
           SB Non-US Wd Gv Bd IX Tr                                      -3.54
           SB Wd Gv Bd:Austrl IX Tr                                      -4.17
           SB Wd Gv Bd:Germny IX Tr                                      -0.05
           SB Wd Gv Bd:Japan IX Tr                                       -9.95
           SB Wd Gv Bd:UK IX Tr                                           0.43
           SB Wd Gv Bd:US IX Tr                                           6.73
           SB World Govt Bond IX Tr                                      -0.99
           Straits Times Index                                          -15.74
           SWISS PERF:SFR IX TR                                         -22.03
           TAIWAN SE:T$ IX P                                             18.18
           T-Bill 1 Year Index Tr                                         3.29
           T-Bill 3 Month Index Tr                                        3.43
           T-Bill 6 Month Index Tr                                        3.37
           Thailand Set Index                                            12.88
           TOKYO 2ND SCT:YEN IX P                                       -12.06
           TOKYO SE(TOPIX):YEN IX P                                     -19.59
           TORONTO 300:C$ IX P                                          -13.94
           TORONTO SE 35:C$ IX P                                         -6.26
           Value Line Cmp IX-Arth                                        10.88
           Value Line Cmp IX-Geom                                        -6.08
           Value Line Industrl IX                                        -6.06
           Value Line Railroad IX                                        32.45
           Value Line Utilties IX                                       -21.02

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:

           Real Estate Investment Trust Index                            13.93

SALOMON SMITH BARNEY:

           SSB World Ex U.S. Cap Range $2-$10 Billion                   -15.49
           SSB EMI Global Ex U.S.                                       -14.66
           SSB EMI World Ex U.S.                                        -15.70
           Salomon 30 Year Benchmark                                      3.42

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company.

* in U.S. currency

Part C.      OTHER INFORMATION

Item 23.     Exhibits:
             ---------

      Liberty Money Market Fund (LMMF)


 (a)(1)   Amendment No. 5 to the Agreement and Declaration of Trust (6)

 (a)(2)   Amendment No. 6 to the Agreement and Declaration of Trust (7)

 (a)(3)   Amendment No. 7 to the Agreement and Declaration of Trust (9)

 (b)      Amended By-Laws dated 6/20/01 (10)

 (c)      Not applicable

 (d) Form of Management Agreement between Liberty Funds Trust II on behalf of LMMF.

 (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

 (e)(2) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C,
          Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

 (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

 (e)(4) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit
          (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V
          (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

 (e)(5) Form of Selling Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(6)    Form of Asset Retention Agreement - filed as Exhibit 6.(d) in Part C,
          Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(f)       Not Applicable

(g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 (11)

(h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Liberty Funds Services, Inc. - filed as
          Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(2) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended (11)

(h)(3) Amendment No. 25 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit
          (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A of Liberty Funds Trust I
          (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 11, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

 (h)(4) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement of Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

 (h)(5)   Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001 (11)

 (h)(6)   Amendment to Appendix I of Pricing and Bookkeeping Agreement (11)

 (h)(7) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made part of this Registration Statement

 (h)(8) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(9) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made part of this Registration Statement

 (h)(9) Second Amendment dated January 26, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 27, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

 (h)(10) Third Amendment dated May 14, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A.

 (h)(11) Fourth Amendment dated June 1, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(11) in Part C, Item 23 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about August 31, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

 (h)(12) Fifth Amendment dated May 13, 2002 to the Amended and Restated Credit Agreement with Bank of America, N.A. (12)

 (h)(13) Form of Administration Agreement with Colonial Management Associates, Inc.(LMMF)(5)

 (h)(14)   Amendment No. 1 to the Administration Agreement dated July 1, 2001
           (LMMF) (11)

 (i)       Opinion and Consent of Counsel (with respect to LMMF)(8)

 (j)       Consent of Independent Auditors (E&Y)

 (k)       Not Applicable

 (l)       Not Applicable

 (m)       Rule 12b-1 Distribution Plan dated July 1, 2001 (11)

 (n) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C,
           Item 23 of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about December 21, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

 (o)       Not Applicable

 (p) Code of Ethics of Colonial, Stein Roe, Newport, the Funds and Liberty Funds Distributor, Inc. - filed as Exhibit (p) in Part C,
           Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post Effective Amendement No. 68 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

Not all footnotes listed below will be applicable to this filing.

(1) Incorporated by reference from Post-Effective Amendment No. 24 filed on or about December 11, 1995.
(2) Incorporated by reference from Post-Effective Amendment No. 25 filed on or about March 20, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 29 filed on or about March 11, 1997.
(4) Incorporated by reference to Post-Effective Amendment No. 30 filed on or about June 23, 1997.
(5) Incorporated by reference to Post-Effective Amendment No. 33 filed on or about December 22, 1997.
(6) Incorporated by reference to Post-Effective Amendment No. 36 filed on or about October 30, 1998.
(7) Incorporated by reference to Post-Effective Amendment No. 41 filed on or about August 27, 1999.
(8) Incorporated by reference to Post-Effective Amendment No. 45 filed on or about December 29, 1999.
(9) Incorporated by reference to Post-Effective Amendment No. 50 filed on or about April 10, 2001.
(10) Incorporated by reference to Post-Effective Amendment No. 55 filed on or about September 6, 2001.
(11) Incorporated by reference to Post-Effective Amendment No. 56 filed on or about October 26, 2001.
(12) Incorporated by reference to Post-Effective Amendment No. 59 filed on or about July 29, 2002.

Item 24.   Persons Controlled by or under Common Group Control with Registrant
           -------------------------------------------------------------------

           None

Item 25.   Indemnification
           See Article VIII of Amendment No. 5 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

Item 26.   Business and Other Connections of Investment Adviser

Stein Roe, the Registrant's investment advisor, is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Columbia Management Group, Inc., which is a wholly owned subsidiary of Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation.
Stein Roe acts as investment advisor to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment advisor to other investment companies having different investment strategies and policies.

For a two-year business history of certain officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services," or "Management of the Funds," as applicable.

Certain directors and executive officers of Stein Roe also serve and have during the past two years served, in various capacities as officers, directors, or trustees of the companies listed below and of the Registrant and other investment companies managed wholly or in part by Stein Roe. A list of such capacities is given below.


                                                                       POSITION FORMERLY
                                                                          HELD WITHIN
                                           CURRENT POSITION               PAST TWO YEARS
                                          -------------------            --------------
COLUMBIA MANAGEMENT GROUP, INC. (590 Madison Avenue - 36th Floor, New York, NY  10022)
Keith T. Banks                                  Director, Chairman, Pres., CEO
Roger A. Sayler                                 Director, Exec. V.P.
Joseph R. Palombo                               Director, Exec. V.P., COO
Jean S. Loewenberg                              Secretary, General Counsel

COLUMBIA MANAGEMENT COMPANY (1300 S.W. Sixth, Portland, OR 97201)
Keith T. Banks                                  Director, Chairman, Pres., CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director

COLUMBIA FUNDS MANAGEMENT COMPANY (1300 S.W. Sixth, Portland, OR 97201)
Keith T. Banks                                  Director, Chairman, Pres., CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director

FLEET INVESTMENT ADVISORS, INC. (100 Federal Street, Boston, MA 02110)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director, Exec. V.P., COO
Roger Sayler                                    Director

PROGRESS INVESTMENT MANAGEMENT (71 Stevenson Street, Suite 1620, San Francisco, CA 94105)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director

WAM ACQUISITION GP, INC. (227 West Monroe Street, Suite 3000, Chicago, Illinois 60606)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director

NEWPORT PRIVATE EQUITY ASIA, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director

NEWPORT PACIFIC MANAGEMENT, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Roger Sayler                                    Director, Exec. V.P.
Joseph R. Palombo                               Director
Charles Roberts                                 Managing Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

NEWPORT FUND MANAGEMENT, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Roger Sayler                                    Director, Exec. V.P.
Joseph R. Palombo                               Director
Charles Roberts                                 Managing Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY NEWPORT HOLDINGS LTD. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY ADVISORY SERVICES CORP. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, Chairman, CEO, President, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

FINANCIAL CENTRE INSURANCE AGENCY (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY ASSET MANAGEMENT COMPANY (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

CRABBE HUSON GROUP, INC. (121 South West Morrison, Suite 1400, Portland, OR 97204)
Keith T. Banks                                  Director, Chairman, CEO, President
Joseph R. Palombo                               Director
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

COLONIAL ADVISORY SERVICES, INC. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President, CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY FUNDS GROUP LLC (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director, Exec. V.P., CAA
Roger Sayler                                    Director
Philip J. Iudice                                Treasurer
Jean S. Loewenberg                              Secretary

LIBERTY FUNDS SERVICES, INC. (One Financial Center, Boston, MA 02111)
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary

COLONIAL MANAGEMENT ASSOCIATES, INC. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  President and CIO
Joseph R. Palombo                               Director, Exec. V.P.
Michael Bissonnette                             Senior Vice President
Bonny E. Boatman                                Senior Vice President
Linda DiSilva Begley                            Senior Vice President
Frazier Evans                                   Senior Vice President
Leslie W. Finnemore                             Senior Vice President
Brian Good                                      Vice President
Erik Gustafson                                  Senior Vice President
Richard Hegwood                                 Vice President
Harvey B. Hirschhorn                            Senior Vice President
Michael T. Kennedy                              Senior Vice President
Jeffrey Kinzel                                  Senior Vice President
Maureen Newman                                  Senior Vice President
Scott B. Richards                               Senior Vice President
Roger Sayler                                    Director, Exec. V.P.
Scott Schermerhorn                              Senior Vice President
Gary Swayze                                     Senior Vice President
William Wadden                                  Vice President
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS INVESTMENT
TRUST, LIBERTY-STEIN ROE ADVISOR TRUST, LIBERTY-STEIN ROE FUNDS MUNICIPAL
TRUST, LIBERTY-STEIN ROE FUNDS INSTITUTIONAL TRUST, LIBERTY-STEIN ROE FUNDS
TRUST, STEINROE VARIABLE INVESTMENT TRUST, LIBERTY FLOATING RATE FUND,
LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE
FLOATING RATE LIMITED LIABILITY COMPANY, LIBERTY VARIABLE INVESTMENT TRUST,
SR&F BASE TRUST, LIBERTY FUNDS TRUST I, LIBERTY FUNDS TRUST II, LIBERTY FUNDS
TRUST IV, LIBERTY FUNDS TRUST V, LIBERTY FLOATING RATE ADVANTAGE FUND (One
Financial Center, Boston, MA 02111)
Keith T. Banks                                  President
Jean S. Loewenberg                              Secretary
Joseph R. Palombo                               Trustee                        VP

GALAXY FUND, GALAXY FUND II, GALAXY VIP FUND (100 Federal Street, Boston, MA
02110)
Keith T. Banks                                  President
Jean S. Loewenberg                              Secretary
Joseph R. Palombo                               V.P.



Item 27.    Principal Underwriter


(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage
     Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Lewis E.       V.P.                  Asst. Secretary

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              President

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Couto, Scott           V.P.                  None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Downey, Christopher    V.P.                  None

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Hartnett, Kelly        V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jackson, Lyman         V.P.                  None

Jarstfer, Marlys       V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Loewenberg, Jean       Clerk                 Secretary

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Owen, Stephanie        V.P.                  None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     Chairman of the Board

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schofield, Karl        V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Soares, Jeffrey        V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Torrisi, Susan         V.P.                  None

Vaughey, Andrew        V.P.                  None

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Yates, Susan           V.P.                  None

Young, Deborah         Sr. V.P.              None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.



Item 28.    Location of Accounts and Records

            Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for State Street Bank and Trust Company is 225 Franklin Street, Boston, MA 02110.

Item 29.    Management Services
            See Item 5, Part A and Item 16, Part B

Item 30.    Undertakings

            Not applicable

                                   NOTICE



      A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust II is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust II, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 60 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 28th day of October, 2002.

                                                  Liberty Funds Trust II


                                                  By:  /s/KEITH T. BANKS
                                                   --------------
                                                   Keith T. Banks, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                              TITLE                      DATE
----------                              -----                      ----




/s/KEITH T. BANKS                      President               October 28, 2002
-------------------------------------
Keith T. Banks                        (chief executive officer)




/s/J. KEVIN CONNAUGHTON                Chief Financial         October 28, 2002
----------------------------
J. Kevin Connaughton                   Officer (Principal
                                       Financial Officer)





/s/VICKI L. BENJAMIN                   Chief Accounting        October 28, 2002
----------------------------
Vicki L. Benjamin                      Officer and
                                       Controller (Principal
                                       Accounting Officer)

DOUGLAS A. HACKER                          Trustee
------------------------------------
Douglas A. Hacker


JANET LANGFORD KELLY                       Trustee
------------------------------------
Janet Langford Kelly


RICHARD W. LOWRY                           Trustee
---------------------------
Richard W. Lowry


SALVATORE MACERA                           Trustee
Salvatore Macera


WILLIAM E. MAYER                           Trustee          /s/RUSSELL L. KANE
----------------
William E. Mayer                                                Russell L. Kane
                                                                Attorney-in-fact
                                                                For each Trustee
                                                                October 28, 2002

DR. CHARLES R. NELSON                       Trustee
------------------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER                           Trustee
------------------------------------
John J. Neuhauser


JOSEPH R. PALOMBO                           Trustee
------------------------------------
Joseph R. Palombo


THOMAS E. STITZEL                           Trustee
------------------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD                          Trustee
------------------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE                            Trustee
------------------------------------
Anne-Lee Verville

                                   EXHIBIT INDEX


(d) Form of Management Agreement between Liberty Funds Trust II on behalf of LMMF.

(j)         Consent of Independent Auditors (E&Y)